March 27, 1996

BY FEDERAL EXPRESS

Securities and Exchange Commission
Filing Desk, Mail Stop 1-4
450 Fifth Street, N.W.
Washington, D.C.  20549

                  RE:      IBJ FUNDS TRUST (FILE NOS. 33-83430 AND 811-8738)

Dear Sir/Madam:

         On behalf of IBJ Funds Trust (the "Trust") and pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), transmitted for filing is a copy of Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (the "Amendment") which has been marked to reflect changes made in the Trust's Registration Statement since its last submission to the Staff of the Commission, together with exhibits thereto.

         This Amendment is filed pursuant to Rule 485(b) of the 1933 Act and it is proposed that it will become effective immediately upon filing pursuant to paragraph (b). It is being filed to revise the Trust's Prospectus and Statement of Additional Information to include updated financial information from its most recently completed fiscal year ended November 30, 1995.

         As counsel to the Fund, we advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective under paragraph (b) of rule 485.

         If you have any questions or comments concerning the enclosed, please telephone Scott R. MacLeod at (212) 891-3947.

                                                                Sincerely,



                                                                Baker & McKenzie
TMM/ear
Enclosures

     As Filed with the Securities and Exchange Commission on March 27, 1996


                                                      Registration Nos. 33-83430
                                                                        811-8738
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|


                         Post-Effective Amendment No. 2     |X|


                          Pre-Effective Amendment No.       | |
                                     and/or


                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940           |X|
                               AMENDMENT NO. 4              |X|


                                   ----------
                                IBJ Funds Trust
               (Exact Name of Registrant as Specified in Charter)
                           237 Park Avenue, Suite 910
                            New York, New York 10017
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 557-3768

                                John J. Pileggi
                           237 Park Avenue, Suite 910
                            New York, New York 10017
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                            New York, New York 10022

                                   ----------
     It is proposed that this filing will become effective (check appropriate box):

       X     immediately upon filing pursuant to paragraph (b)
     -----
     _____ on  (date)  pursuant  to  paragraph  (b)
     _____ 60 days  after  filing
     pursuant to paragraph (a)
     _____ 75 days after filing  pursuant to paragraph (a)(2)
     _____ on (date) pursuant to paragraph (a) of Rule 485


     Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of beneficial interest, par value $.001 per share, under the Securities Act of 1933 and has filed a 24f-2 Notice with the Commission on January 17, 1996.
================================================================================
Total Pages: __
Exhibit Index: __

                                 IBJ FUNDS TRUST

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

                            SERVICE CLASS PROSPECTUS
                            ------------------------

                            RESERVE MONEY MARKET FUND
                                    BOND FUND
                                CORE EQUITY FUND
                             GROWTH AND INCOME FUND


PART A                                                 PROSPECTUS CAPTION
------                                                 ------------------

Item 1.    Cover Page...............................   Cover Page

Item 2.    Synopsis.................................   Fund Expenses; Fee Table

Item 3.    Condensed Financial
             Information............................   Financial Highlights

Item 4.    General Description of
             Registrant.............................   The Funds; The Investment
                                                       Policies and Practices of
                                                       the Funds

Item 5.    Management of the Fund...................   Management of the Funds


Item 5A.   Management's Discussion of                  Information contained in
             Fund Performance.......................   Annual Report


Item 6.    Capital Stock and Other
             Securities.............................   Dividends, Distributions
                                                       and Federal Income Tax;
                                                       Other Information


Item 7.    Purchase of Securities
             Being Offered..........................   Fund Share Valuation;
                                                       Pricing and Purchase of
                                                       Fund Shares

Item 8.    Redemption or Repurchase.................   Redemption of Fund Shares

Item 9.    Legal Proceedings........................   Not Applicable

                                 IBJ FUNDS TRUST

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

                            PREMIUM CLASS PROSPECTUS
                            ------------------------

                            RESERVE MONEY MARKET FUND
                                    BOND FUND
                                CORE EQUITY FUND
                             GROWTH AND INCOME FUND


PART A                                                 PROSPECTUS CAPTION
------                                                 ------------------

Item 1.    Cover Page...............................   Cover Page

Item 2.    Synopsis.................................   Fund Expenses; Fee Table

Item 3.    Condensed Financial
             Information............................   Financial Highlights

Item 4.    General Description of
             Registrant.............................   The Funds; The Investment
                                                       Policies and Practices of
                                                       the Funds

Item 5.    Management of the Fund...................   Management of the Funds


Item 5A.   Management's Discussion of                  Information contained in
             Fund Performance.......................   Annual Report


Item 6.    Capital Stock and Other
             Securities.............................   Dividends, Distributions
                                                       and Federal Income Tax;
                                                       Other Information


Item 7.    Purchase of Securities
             Being Offered..........................   Fund Share Valuation;
                                                       Pricing and Purchase of
                                                       Fund Shares

Item 8.    Redemption or Repurchase.................   Redemption of Fund Shares

Item 9.    Legal Proceedings........................   Not Applicable

                            RESERVE MONEY MARKET FUND
                                    BOND FUND
                                CORE EQUITY FUND
                             GROWTH AND INCOME FUND

PART B                                                 Statement of Additional
------                                                 INFORMATION CAPTION
                                                       -----------------------

Item 10.   Cover Page...............................   Cover Page

Item 11.   Table of Contents........................   Table of Contents

Item 12.   General Information and
             History................................   Not Applicable

Item 13.   Investment Objective and
             Policies...............................   Investment Policies;
                                                       Investment Restrictions

Item 14.   Management of the
             Registrant.............................   Management

Item 15.   Control Persons and Principal
             Holders of Securities..................   Management


Item 16.   Investment Advisory and
             Other Services.........................   Management; Custodian;
                                                       Independent Accountants


Item 17.   Brokerage Allocation.....................   Portfolio Transactions


Item 18.   Capital Stock and Other
             Securities.............................   Other Information:
                                                       Capitalization


Item 19.   Purchase, Redemption and
             Pricing of Securities
             Being Offered..........................   Pricing and Purchase of
                                                       Fund Shares (Part A);
                                                       Redemption of Fund Shares
                                                       (Part A); Determination
                                                       of Net Asset Value

Item 20.   Tax Status...............................   Taxation

Item 21.   Underwriters.............................   Management

Item 22.   Calculation of Performance
             Data...................................   Yield and Performance
                                                       Information


Item 23.   Financial Statements.....................   Financial Statements

                                 IBJ FUNDS TRUST
                                 237 Park Avenue
                            New York, New York 10017

--------------------------------------------------------------------------------

                 GENERAL AND ACCOUNT INFORMATION: (800) 99-IBJFD

                            SERVICE CLASS PROSPECTUS

              IBJ SCHRODER BANK & TRUST COMPANY--INVESTMENT ADVISER
                            ("IBJS" OR THE "ADVISER")


           FURMAN SELZ LLC--ADMINISTRATOR AND SPONSOR ("FURMAN SELZ")


                    IBJ FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR
                               (THE "DISTRIBUTOR")
--------------------------------------------------------------------------------

This Prospectus describes four funds, a money market fund (the "Money Market Fund") and three non money market funds (the "Non Money Market Funds") (collectively, the "Funds"), all of which are managed by IBJS. The Funds and their investment objectives are:

     o THE RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH CURRENT INCOME, LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE BY INVESTING IN HIGH QUALITY, SHORT-TERM OBLIGATIONS.
     o THE BOND FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF TOTAL RETURN BY INVESTING IN DEBT MARKET SECURITIES.
     o THE CORE EQUITY FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION.
     o THE GROWTH AND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME FOR A HIGH TOTAL RETURN BY INVESTING IN A BALANCE OF EQUITIES AND DEBT MARKET SECURITIES.

This Prospectus describes only the "Service Class" of each Fund, which only certain institutional and other investors are qualified to purchase. Each Fund also offers a Premium Class of shares. See "Other Information"--"Capitalization". The Funds are separate investment funds of IBJ Funds Trust (the "Trust"), a Delaware business trust and registered management investment company.


AN INVESTMENT IN SHARES OF THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE RESERVE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, IBJS, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN ANY OF THE FUNDS AND SHOULD BE READ AND RETAINED FOR INFORMATION ABOUT EACH FUND.


A Statement of Additional Information (the "SAI"), dated March 27, 1996, containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


 March 27, 1996.

                                TABLE OF CONTENTS


                                       PAGE                                           PAGE


Highlights............................  1    Minimum Purchase Requirements............ 17

Fund Expenses.........................  5    Individual Retirement Accounts........... 17

Fee Table.............................  5    Exchange of Fund Shares.................. 17

Financial Highlights..................  7    Redemption of Fund Shares................ 18

The Investment Policies and                  Dividends, Distributions and
  Practices of the Funds..............  8      Federal Income Tax..................... 20

Management of the Funds............... 13    Investment Restrictions.................. 22

Fund Share Valuation.................. 15    Risks of Investing in the Funds.......... 22

Pricing and Purchase of Fund Shares... 16    Other Information........................ 23


                                             Appendix.................................  i

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes four funds, one money market fund and three non-money market funds (collectively, the "Funds"), all of which are managed by IBJS. Each Fund has a distinct investment objective and policies.

MONEY MARKET FUND:

     RESERVE MONEY MARKET FUND. The investment objectives of the Reserve Money Market Fund are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment adviser to present minimal credit risks.


     The Reserve Money Market Fund may invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") including, but not limited to, (1) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; (3) domestic, Yankee dollar and Eurodollar certificates of deposit, time deposits, money market accounts, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies; and (4) repurchase agreements with respect to (1)--(3) above. The Reserve Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs") such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) are single rated and have received the highest short-term rating by a NRSRO (and provided the purchase is approved or ratified by the Board of Trustees); or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board and subject to ratification by the Board. The Reserve Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.


     The Reserve Money Market Fund may also invest in variable amount master demand obligations which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Reserve Money Market Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand obligation generally shall not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable amount master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Reserve Money Market Fund will invest in variable amount master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Reserve Money Market Fund. In determining weighted average dollar portfolio maturity, a variable amount master demand obligation will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

AMORTIZED COST METHOD OF VALUATION FOR THE MONEY MARKET FUND

     Portfolio investments of the Money Market Fund are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Money Market Fund invests have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The weighted average dollar portfolio maturity of the Money Market Fund will not exceed 90 days. See "Determination of Net Asset Value" in the SAI for an explanation of the amortized cost valuation method.


NON-MONEY MARKET FUNDS:

     BOND FUND. The investment objective of the Bond Fund is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. A minimum of 65% of the portfolio will be invested in securities rated "A" or better by a NRSRO, or if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in convertible securities, preferred stocks and debt of foreign governments or corporations. Interest rate futures and/or options and options on interest rate futures may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate. The Fund may hold cash reserves if it is believed advisable for temporary defensive or emergency purposes. The Fund has no limitation as to average maturity or maturity of individual securities.


     CORE EQUITY FUND. The objective of the Core Equity Fund is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, established companies. At least 65% of the Fund's total assets will consist of common stocks of publicly traded U.S. companies, convertible securities, preferred stocks of U.S. companies, equity securities of foreign companies if those securities are traded "over-the-counter" typically through the NASDAQ system, American Depository Receipts ("ADRs"), and warrants of U.S. companies. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. IBJS will seek to control performance risk in two ways: (1) relative to the market, by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves and/or employing hedging vehicles (futures and/or options) when risks of a substantial stock market correction have risen to levels where such action appears warranted. In addition, assets may be held in debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's or S&P or determined to be of equivalent quality by IBJS), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stock. The Fund may invest up to 25% of its total assets in investment grade debt obligations. Under normal market conditions, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time except for temporary defensive purposes.


     GROWTH AND INCOME FUND. The objective of the Growth and Income Fund is to provide investors with long-term capital appreciation and current income for high total return by investing in a balance of equities and debt market securities.


     The debt market portion of the Fund will invest in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements, convertible securities, preferred stocks and debt of foreign governments or corporations. A minimum of 65% of the debt market portion of the portfolio will be invested in securities rated "A" or better by a NRSRO, or if unrated, determined by the Adviser to be of comparable quality. Interest rate futures and/or options and options on interest rate futures may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. The Fund has no limitation as to average maturity or maturity of individual securities.

     The equity portion of the Fund will invest in common stocks of publicly traded U.S. companies, convertible securities, preferred stocks of U.S. companies, securities of foreign companies if those securities are traded "over-the-counter" typically through the NASDAQ system, American Depository Receipts ("ADRs"), and warrants of U.S. companies. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. IBJS will seek to control performance risk in two ways: (1) relative to the market, by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves and/or employing hedging vehicles (futures and/or options) when risks of a substantial stock market correction have risen to levels where such action appears warranted.

     The Fund will generally invest 30-70% of its assets in equity securities and the remaining 30-70% in debt market securities. The Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time except for temporary defensive purposes.

SHORT-TERM TRADING FOR THE CORE EQUITY FUND AND GROWTH AND INCOME FUND


     Under certain market conditions, both the Core Equity Fund and the Growth and Income Fund may seek profits by short-term trading. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the number of securities owned by a Fund is known as "portfolio turnover". To the extent short-term trading strategies are used, a Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains.

RISKS OF INVESTING IN THE FUNDS

     The Money Market Fund attempts to maintain the value of its shares at a constant $1.00 share price, although there can be no assurance that the Money Market Fund will always be able to do so. The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Money Market Fund invests.

     The price per share of the Non-Money Market Funds will fluctuate with changes in value of the investments held by each Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include the sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments). With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities. Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options, futures and options on futures involve the risks that such options and futures may fail as hedging techniques, that the loss from investing in futures transactions is potentially unlimited and that closing transactions may not be effected where a secondary liquid market does not exist. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers. Bonds involve the risk that their price will decrease if interest rates increase. While each of the portfolio managers for the Funds has significant experience in managing registered investment company portfolios similar to the Funds.

MANAGEMENT OF THE FUNDS

     IBJS acts as investment adviser to all of the Funds. For its services, IBJS receives a fee from each Fund based upon each Fund's average daily net assets. See "Fee Table" and "Management of the Funds" in this Prospectus.

     Furman Selz acts as administrator and sponsor to the Funds. For its services, Furman Selz receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Funds" in this Prospectus.

GUIDE TO INVESTING IN THE IBJ FAMILY OF FUNDS

     PURCHASE ORDERS FOR THE MONEY MARKET FUND RECEIVED BY 12:00 NOON EASTERN TIME WILL BECOME EFFECTIVE THAT DAY. PURCHASE ORDERS FOR ALL OTHER FUNDS RECEIVED BY YOUR IBJS REPRESENTATIVE IN PROPER FORM PRIOR TO 4:15 P.M., EASTERN TIME, AND TRANSMITTED TO THE DISTRIBUTOR PRIOR TO 5:00 P.M. EASTERN TIME, WILL BECOME EFFECTIVE THAT DAY.

     o         Minimum Initial Investment.....................$1,000
     o         Minimum Initial Investment for IRAs............$  250
     o         Minimum Subsequent Investment..................$   50

     The Funds are purchased at net asset value.

     SHAREHOLDERS MAY EXCHANGE SHARES BETWEEN FUNDS IN THE TRUST BY TELEPHONE OR MAIL. EXCHANGES MAY NOT BE EFFECTED BY FACSIMILE.

     o         Minimum initial exchange.......................$  500
               (MINIMUM FOR SUBSEQUENT EXCHANGES)

     Shareholders may redeem shares by telephone, mail or wire. Shares may not be redeemed by facsimile.


     o If a redemption request is received by 12:00 noon Eastern time, proceeds for the Reserve Money Market Fund will be transferred to a designated account that day.



     o The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $500 or less.

     (Redemption by telephone and wire is not available for IRAs and trust relationships of IBJS.)

     ALL DIVIDENDS AND DISTRIBUTIONS WILL BE AUTOMATICALLY PAID IN ADDITIONAL SHARES AT NET ASSET VALUE OF THE APPLICABLE FUND UNLESS CASH PAYMENT IS REQUESTED.

     o Distributions for the Core Equity Fund are paid at least once annually, distributions for the Growth and Income Fund are paid quarterly and distributions for the other Funds are paid monthly.

                                  FUND EXPENSES


The following expense table lists the costs and expenses that an investor in the Service Class of shares will incur either directly or indirectly as a shareholder of a Fund. The information is based upon expenses incurred during the first year of operations ended November 30, 1995. Shareholders in the Premium Class of Shares may be subject to an additional 12b-1 fee up to 0.35% of average daily net assets and a shareholder servicing charge of up to 0.50% of average daily net assets. See "Other Information--Capitalization."


                                    FEE TABLE

                                                            RESERVE                                            GROWTH
                                                             MONEY                            CORE               AND
                                                             MARKET             BOND         EQUITY            INCOME
                                                              FUND              FUND          FUND              FUND
                                                            ---------         ---------     ---------         ---------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)................         None              None          None              None

Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering price) .....         None              None          None              None

Deferred Sales Load (as a percentage of
  redemption proceeds) ..............................         None              None          None              None

Redemption Fees......................................         None              None          None              None

Exchange Fees........................................         None              None          None              None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)


Management  Fees2 (after waiver)....................          0.08%             0.40%         0.50%             0.50%


12b-1 Fees...........................................         None              None          None              None

Other Expenses+......................................         0.56%             0.72%         0.39%             0.55%
                                                            ---------         ---------     ---------         ---------

Total Portfolio Operating  Expenses1,2..............          0.64%             1.12%         0.89%             1.05%
                                                            =========         =========     =========         =========



---------------------





1 Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

2 Reflects advisory fees net of fees waived as a result of a voluntary waiver by the Adviser. Absent such waiver the Management Fees for the Reserve Money Market Fund, the Bond Fund, the Core Equity Fund and the Growth and Income Fund are 0.35%, 0.50%, 0.60% and 0.60%, respectively, and the Total Portfolio Operating Expenses of the Reserve Money Market Fund, the Bond Fund, the Core Equity Fund and the Growth and Income Fund are 0.91%, 1.22%, 0.99% and 1.15%, respectively.


+    Includes a $15 per account fee per year for transfer agency functions.

         The purpose of this table is to assist a shareholder in the Service Class of shares in understanding the various costs and expenses that an investor in the Funds will bear.

Example:*

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                         RESERVE                                        GROWTH
                          MONEY                          CORE             AND
                          MARKET           BOND         EQUITY          INCOME
                           FUND            FUND          FUND            FUND
                          ------          ------        ------          -------
1 year..............       $ 7             $ 11          $  9            $ 11
3 years.............       $20             $ 36          $ 28            $ 33
5 years.............       $36             $ 62          $ 49            $ 58
10 years............       $80             $136          $110            $128



------------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS



     The financial data shown below is to assist investors in evaluating the performance of the Funds since February 1, 1995 (commencement of operations) through November 30, 1995. The financial highlights for the period ended November 30, 1995 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon appears in the Statement of Additional Information (the "SAI"). The financial statements and related notes are included in the SAI.


                                           RESERVE MONEY                                                       GROWTH AND
                                            MARKET FUND            BOND FUND          CORE EQUITY FUND        INCOME FUND
                                        -------------------  --------------------  ---------------------  --------------------
                                              SERVICE               SERVICE               SERVICE               SERVICE
                                               CLASS                 CLASS                 CLASS                 CLASS
                                             ---------             ---------             ---------             ---------
Net  Asset Value, Beginning of Period          $1.00                $10.00                $10.00                $10.00
                                             ---------             ---------              ---------            ---------
Income from Investment Operations:
     Net investment income.........             0.04                  0.48                  0.13                  0.31

     Net realized and unrealized
         gain/(loss) on investments             0.00                  0.72                  2.84                  1.79
                                             ---------             ---------              ---------            ---------

     Total from Investment Operations           0.04                  1.20                  2.97                  2.10

Less Distributions:
     Dividends from net investment income      (0.04)                (0.48)                 0.00                 (0.31)
                                             ---------             ---------              ---------            ---------

Net Asset Value, End of Period.....            $1.00                $10.72                $12.97                $11.79

Total Return.......................            4.55%                 12.28%                29.70%                20.82%

Net Assets, End of Period (in thousands)     $28,943               $26,849               $86,596               $50,583

Ratios to average net assets of:
     Net investment income.........            5.35%*                 5.59%*                1.29%*                3.04%*

     Expenses before waivers/
     reimbursements                            0.92%*                 1.22%*                0.99%*                1.15%*

     Expenses net waivers/
     reimbursements                           0.64%*                  1.12%*                0.89%                 1.05%*

Portfolio Turnover Rate............            N/A                     297%                   37%                   78%



---------------------------------

+ Per share amounts based on the average number of shares outstanding during the period February 1, 1995 (Commencement of Operations) to November 30, 1995.

* Annualized.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

         Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust, IBJ Funds Trust, organized under the laws of Delaware as an open end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.


     o The investment objective of the Reserve Money Market Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value by investing in high quality, short-term obligations.

     o The investment objective of the Bond Fund is to provide investors with a high level of total return by investing in debt market securities.


     o The investment objective of the Core Equity Fund is to provide investors with long-term capital appreciation.


     o The investment objective of the Growth and Income Fund is to provide investors with long-term capital appreciation and current income for a high total return by investing in a balance of equities and debt market securities.


         Each Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. Those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may change solely with Board of Trustees approval.

         The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.

         U.S. TREASURY OBLIGATIONS (ALL FUNDS). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government. The Funds may invest in privately placed U.S. Treasury obligations.

         U.S. GOVERNMENT SECURITIES (ALL FUNDS). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment. The Funds may invest in privately placed U.S. Government Securities.

         COMMERCIAL PAPER (ALL FUNDS). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities (but only includes taxable securities). All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one NRSRO, or if not rated is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Reserve Money Market Fund, (i) rated "P-1" by Moody's and "A-1" or better by S&P or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).

         CORPORATE DEBT SECURITIES (ALL FUNDS). These Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund as set forth in "Highlights--Investment Objectives and Policies" in this Prospectus. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers.

         MORTGAGE-RELATED SECURITIES (ALL FUNDS). These Funds are permitted to invest in mortgage-related securities, subject to the rating and quality requirements specified for debt securities with respect to each such Fund in "Highlights--Investment Objectives and Policies" in this Prospectus. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities.


         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics and risks of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. Certain CMOs have recently posed liquidity problems in changing rate environments.


         ASSET-BACKED SECURITIES (ALL FUNDS). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements for debt securities specified with respect to each such Fund in "Highlights--Investment Objectives and Policies" in this Prospectus. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset- backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default or insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to asset-backed securities arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the securities holders.

         COMMON STOCKS (BOND FUND, CORE EQUITY FUND AND GROWTH AND INCOME FUND). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

         PREFERRED  STOCKS  (BOND  FUND,  CORE EQUITY FUND AND GROWTH AND INCOME
FUND). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.


         AMERICAN DEPOSITORY RECEIPTS (BOND FUND, CORE EQUITY FUND AND GROWTH AND INCOME FUND). American Depository Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.


         These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The Company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies.

         INVESTMENT IN FOREIGN SECURITIES (ALL FUNDS). These Funds may each invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.


         CONVERTIBLE AND EXCHANGEABLE SECURITIES (BOND FUND, CORE EQUITY FUND AND GROWTH AND INCOME FUND). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Core Equity Fund in "Highlights--Investment Objectives and Policies" in this Prospectus. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Funds may invest in convertible securities rated below investment grade.


         DOMESTIC AND FOREIGN BANK OBLIGATIONS (ALL FUNDS). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

         Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the total assets of the Non-Money Market Funds and 10% of the value of the total assets of the Money Market Fund.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentality.

         Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         ZERO COUPON SECURITIES (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.


         VARIABLE RATE DEMAND OBLIGATIONS (ALL FUNDS). Variable rate demand obligations have a maturity of 397 days or less with respect to the Money Market Fund or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest and are within the credit quality policies, guidelines and procedures established by the Board of Trustees. See "Investment Policies" in the SAI for further details on variable rate demand obligations and variable rate master demand obligations.


         OTHER MUTUAL FUNDS (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         "WHEN ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS (ALL FUNDS). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets such as cash, U.S. Government securities, or other liquid high grade debt obligations equal to the value of purchase commitments will be maintained with the Funds' custodian until payment is made.


         LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). To increase current income, each Fund may lend its portfolio securities in an amount up to 331/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see "Investment Policies" in the SAI.

         REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimum risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Money Market Fund may not invest more than 10% and the Non-Money Market Funds may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

         PORTFOLIO TURNOVER. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: Bond Fund, 350%; Core Equity Fund, 200%; Growth and Income Fund, 280%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders. High portfolio turnover rates may also make it more difficult for the Funds to satisfy the requirement for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), that less than 30% of each Fund's gross income in any tax year be derived from gains on the sale of securities held for less than three months.


                             MANAGEMENT OF THE FUNDS

         The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading
"Management--Trustees and Officers."

THE ADVISER:      IBJ SCHRODER BANK & TRUST COMPANY



                  IBJ Schroder Bank & Trust Company ("IBJS") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. For the advisory services it provides to the Funds, IBJS may receive fees based on average daily net assets up to the following annualized rates for the Funds: Reserve Money Market Fund, 0.35%; Bond Fund, 0.50%; Core Equity Fund, 0.60%; and Growth and Income Fund, 0.60%.

                  Each of the portfolio managers listed below has significant experience in managing registered investment company portfolios similar to the Funds. Martin Liebgott, of IBJS, is responsible for the day-to-day management of the Reserve Money Market Fund, the Bond Fund and the debt market securities portion of the Growth and Income Fund's portfolio. Mr. Liebgott has been with IBJS since 1988 and was previously with Citibank, N.A. from 1966 to 1988. Christian Kaefer, Senior Investment Officer of IBJS, is responsible for the day-to-day management of the portfolios of the Core Equity Fund and the equity portion of the Growth and Income Fund. Mr. Kaefer has been with IBJS since 1987 and was previously with Schroder Capital Management International from 1982 to 1987.


                  Charles Porten, Chief Investment Officer of IBJS oversees the Funds' investments. Mr. Porten does not manage any particular portfolio but exercises general supervisory authority over all portfolio managers. Mr. Porten has been with IBJS since 1988 and was previously with Citibank, N.A. from 1978 to 1988.

                  IBJS, formed in 1929, provides banking, trust and investment services to individuals and institutions. It is 98.3% owned by The Industrial Bank of Japan, Limited (and 1.7% owned by Schroders Incorporated). IBJS acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of December 31, 1995, included accounts with aggregate assets of approximately $1.5 billion. The principal business address of IBJS is One State Street, New York, New York 10004. As of June 24, 1985, The Industrial Bank of Japan, Limited acquired its interest in J. Henry Schroder Bank & Trust Company from Schroders Incorporated. The name of the bank was changed from
                  J. Henry Schroder Bank & Trust Company to IBJ Schroder Bank & Trust Company, effective January 1, 1987. The Industrial Bank of Japan does not perform services for the Trust or any of the Funds.



         Based upon the advice of counsel, IBJS believes that the performance of investment advisory services for the Funds will not violate the Glass Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent IBJS from continuing to perform such services for the Funds. If IBJS were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

THE SPONSOR AND DISTRIBUTOR


         Furman Selz LLC, 230 Park Avenue, New York, New York 10169, acts as Sponsor of the Funds. Furman Selz is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds. IBJ Funds Distributor, Inc., an affiliate of Furman Selz LLC, acts as Distributor of the Funds.


ADMINISTRATIVE SERVICES

         The Funds have also entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Advisers, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, Furman Selz receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Pursuant to a Services Agreement between the Trust and the Administrator, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year plus out of pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses.

OTHER EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz or IBJS. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS

         Pursuant to the applicable Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by the Adviser with broker dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser may cause a Fund to pay commissions higher than another broker dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser. Broker dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser.


                              FUND SHARE VALUATION

         The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the Money Market Fund and at 4:15 p.m. (Eastern time) for each of the Non-Money Market Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Fund: Martin Luther King's Birthday, Columbus Day and Veterans Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and Furman Selz, are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over the counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.


         The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.



                       PRICING AND PURCHASE OF FUND SHARES

         Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received.

         The following purchase procedures do not apply to certain fund or trust accounts that are managed by IBJS. The customer should consult his or her trust administrator for proper instructions.

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

         An investment may be made using any of the following methods:

         THROUGH IBJS. Shares are available to new and existing shareholders through IBJS or its affiliates or other authorized investment advisers. To make an investment using this method, simply complete a Purchase Application and contact your IBJS representative or investment adviser with instructions as to the amount you wish to invest. They will then contact the Fund to place the order on your behalf on that day.


         Orders received by your IBJS representative for the Non-Money Market Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Orders for the Money Market Fund received prior to 12:00 noon Eastern time will become effective that day. Parties who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your representative.


         BY WIRE. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank may charge a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact Furman Selz Mutual Funds Client Services at (800) 99-IBJFD. They will establish a record of information for the wire to insure the correct processing of funds. You can reach the Wire Desk at
(800) 99-IBJFD.

Then, have your bank wire funds using the following instructions:

                  Investors Fiduciary Trust Company
                  Kansas City, MO  64105

                  ABA #1010-0362-1
                  Account Number:  751-3003
                  Further Credit to:  Fund Name

         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way. When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Fund. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

         INSTITUTIONAL ACCOUNTS. Bank trust departments and other institutional accounts may place orders directly with the Fund by telephone at (800) 99-IBJFD.


                          MINIMUM PURCHASE REQUIREMENTS


         The minimum initial investment in the Funds is $1,000 unless the investor is a purchaser who at the time of purchase, has a balance of $1,000 or more in any of the IBJ Funds, is a purchaser through a trust investment manager or account manager or is administered by the Adviser, is an employee or an ex-employee of IBJS or is an employee of any of its affiliates, Furman Selz LLC, or any other service provider, or is an employee of any trust customer of IBJS or any of its affiliates. Note that the minimum is $250 for an IRA, other than an IRA for which IBJS or any of its affiliates acts as trustee or custodian. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. Different minimums apply, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.



                         INDIVIDUAL RETIREMENT ACCOUNTS

         All Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with IBJS or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250, other than an IRA for which IBJS or any of its affiliates acts as trustee or custodian. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information and IRA information, call the Fund at (800) 99-IBJFD.

                             EXCHANGE OF FUND SHARES

         The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at 237 Park Avenue, New York, New York 10017, or by calling (800) 99-IBJFD. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

         EXCHANGE BY MAIL. To exchange Fund shares by mail, simply send a letter of instruction to Furman Selz. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker dealers, credit unions and savings associations.


         EXCHANGE BY TELEPHONE. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800) 99-IBJFD. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange.  The  conversation  may be  recorded  to  protect  you and the  Funds.
Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares--By Telephone" in this Prospectus for a discussion of telephone transactions generally.



         AUTOMATIC   INVESTMENT  PROGRAM.  An  eligible   shareholder  may  also
participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $500 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


                            REDEMPTION OF FUND SHARES


         Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value" in the SAI. A redemption is a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Money Market Funds, both of which seek to maintain a net asset value per share of $1.00.


         Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

         REDEMPTION METHODS. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         THROUGH AN IBJS REPRESENTATIVE, OR AUTHORIZED INVESTMENT ADVISER. You may redeem your shares by contacting your IBJS representative or investment adviser and instructing him or her to redeem your shares. He or she will then contact the Fund and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         BY MAIL. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed, (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.


         BY CHECK: You may redeem your Reserve Money Market Fund shares by drawing checks on your account. You must first complete the signature card provided with the purchase application. Upon receiving the properly completed application and signature card, the Administrator will provide you with checks drawn on Investors Fiduciary Trust Company free of charge. These checks may be made payable to the order of any person in the amount of $500 or more. When a check is presented to Investors Fiduciary Trust Co. for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed to cover the amount of the check. It is not possible to use a check to close out your account since additional shares accrue daily.


         BY TELEPHONE. You may redeem your shares by calling the Funds toll free at (800) 99 IBJFD. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted.

         BY WIRE. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds of wire redemption for the Money Market Fund generally will be transferred to the designated account on the day the request is received, provided that it is received by 12:00 Noon (Eastern time).

         Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

         The above mentioned services "By Telephone," "By Check" and "By Wire" are not available for IRAs and trust relationships of IBJS.

         SYSTEMATIC WITHDRAWAL PLAN. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         REDEMPTION OF SMALL ACCOUNTS. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30 day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

         REDEMPTION IN KIND. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                 DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX


         Each Fund is treated as a separate entity for Federal income taxes. Each Fund has elected to be treated and intends to continue to qualify to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.


         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short term capital gains (generally including any net option premium income) over net long term capital losses). The Reserve Money Market Fund and the Bond Fund will declare distributions of such income daily and pay those dividends monthly; the Core Equity Fund will pay distributions annually and the Growth and Income Fund will pay dividends at least quarterly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain (the excess of net long term capital gains over net short term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.


         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.


         In the case of the Reserve Money Market Fund, shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the other Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.


         Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled to all dividends declared but unpaid on those shares at the time of their redemption.

         Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long term capital gains designated by a Fund as capital gain dividends will be taxable as long term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

         A distribution, including an "exempt interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long term or short term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund with respect to which capital gain dividends have been paid will be characterized as a long term capital loss to the extent of such capital gain dividends.

         It is anticipated that a portion of the dividends paid by the Funds will qualify for the dividends received deduction available to corporations.

         The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

         Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Code, to "pass through" to its shareholders the amount of such foreign taxes paid. If such an election is made by a Fund, each shareholder of that Fund would be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) his pro rata share of the foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

                             INVESTMENT RESTRICTIONS
                        (ALL FUNDS, EXCEPT AS INDICATED)


         (1) No Fund may invest more than 15% (10% with respect to the Reserve Money Market Fund) of the aggregate value of its total assets in investments which are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a domestic or foreign securities exchange).


         (2) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of that Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

         (3) No Fund may make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus.


         The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described herein under "Other Information--Voting."

         In addition, each Fund is a diversified fund. As such, each will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer. The Reserve Money Market Fund is subject to further diversification requirements with respect to 100% of their assets. Also, each Fund will invest less than 25% of its total assets in the securities of any one industry, excluding the Reserve Money Market Fund which may invest more than 25% of its total assets in instruments issued by the banking industry. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry.


         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

                         RISKS OF INVESTING IN THE FUNDS

CERTAIN RISK CONSIDERATIONS


         The Reserve Money Market Fund attempts to maintain a constant net asset value of $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Reserve Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Reserve Money Market Fund invests.

         The price per share of each of the other Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond fund's shares will generally fluctuate inversely with the movements in interest rates and a stock fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.


         While each of the portfolio managers for the Funds has significant experience in managing registered investment company portfolios similar to the Funds.


         FOREIGN SECURITIES (ALL FUNDS). Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and, with respect to the Reserve Money Market Fund, may affect the ability to maintain net asset value. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.



                                OTHER INFORMATION

CAPITALIZATION

         IBJ Funds Trust was organized as a Delaware business trust on August 25, 1994, and currently consists of four separately managed portfolios. The
Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, nonassessable and freely transferable.

         Each Fund also offers a Premium Class of shares. The Service Class shares are offered at net asset value without a sales load only to certain institutional investors, or other investors who at the time of purchase have a balance of $25,000 or more invested in any of the IBJ Funds, are purchasers through a trust investment manager or account manager or administered by the Adviser, are employees or ex-employees of IBJS or any of its affiliates, Furman Selz LLC, or any other service provider, or employees of any trust customer of IBJS or any of its affiliates. Shareholders in the Premium Class of shares may be subject to an additional 12b-1 fee of up to 0.35% of average net assets and an additional shareholder servicing charge of up to 0.50% of average net assets.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information--Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

PERFORMANCE INFORMATION


         A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Shareholders of the Premium Class of shares will experience a lower net return on their investment than shareholders of the Service Class of shares because of the additional 12b-1 fees and shareholder servicing charge to which Premium Class shareholders may be subject. The methods used to calculate the yield and total return of the Funds is mandated by the SEC. Quotations of "yield" for a Fund (other than the Reserve Money Market Fund) will be based on the investment income per share during a particular 30 day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

         Quotations of "yield" for the Reserve Money Market Fund will be based on the income received by a hypothetical investment (less a pro rata share of Fund expenses) over a particular seven day period, which is then "annualized" (i.e., assuming that the seven day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).


         "Effective yield" for the Money Market Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


         Quotations of average annual total return for a Fund (other than the Reserve Money Market Fund) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

         Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see "Other Information--Yield and Performance Information" in the SAI.


         Each of the Funds is the successor to one or more collective investment funds previously managed by IBJS. Investors in the collective investment funds were invited to invest in the corresponding IBJS Fund at the inception of each such Fund. Set forth below are certain performance data for the collective investment funds for the past five years. The data shown below reflects total return for the periods shown, reduced by the estimated expense ratio for each corresponding IBJS Fund as indicated in the Fee Table in this Prospectus. This performance information is deemed relevant since the collective investment funds have been managed using the same investment objectives, policies and restrictions and portfolio managers as those to be used by each corresponding IBJ Fund. However, this performance data is not necessarily indicative of the future performance of any of the Funds.

                         IBJ COLLECTIVE INVESTMENT FUNDS
                        TOTAL RETURN FOR THE PERIOD ENDED



                                                                    RESERVE                                                GROWTH
                                                                     MARKET                               CORE               AND
                                                                     MONEY             BOND              EQUITY            INCOME
                                                                      FUND             FUND               FUND              FUND
1989.................................................                 9.2%             10.7%              27.4%             17.7%
1990.................................................                 9.4%              8.6%              -1.2%              3.3%
1991.................................................                 6.8%             17.4%              32.5%             22.4%
1992.................................................                 4.9%              7.4%              10.4%              9.3%
1993.................................................                 3.2%              9.1%              10.3%              8.9%
1994.................................................                 3.4%             -4.90%             -2.7%             -2.4%
Jan-95...............................................                 0.3%              1.90%              2.7%              2.1%
5 Years (Annualized)
         1990-1994...................................                 5.5%              7.3%               9.2%              8.0%

ACCOUNT SERVICES

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the nominee.
         Furman Selz acts as the Funds' transfer agent. The Trust compensates Furman Selz, the Trust's administrator, pursuant to a Services Agreement described on page 14 of this Prospectus, for providing personnel and facilities to perform dividend disbursing and transfer agency related services for the Trust.

SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to Furman Selz Mutual Funds Department, 237 Park Avenue, New York, New York 10017.

         General and Account Information: (800) 99-IBJFD.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa--judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody's bond descriptions include: Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree, often in default; C--lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA--highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;
BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+, -," no character, and relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short term credit and long-term risk. Short term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

         MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

IBJ FUNDS
Address for
TRUST CLIENTS OF IBJS

IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004


INVESTMENT ADVISER

IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004


ADMINISTRATOR AND SPONSOR


Furman Selz  LLC
230 Park Avenue
New York, New York 10169



DISTRIBUTOR

IBJ Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169


CUSTODIAN

IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004


COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York  10022


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York  10019


IBJ FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

THE RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH CURRENT INCOME, LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE BY INVESTING IN HIGH QUALITY, SHORT-TERM OBLIGATIONS


THE BOND FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF TOTAL RETURN BY INVESTING IN FIXED DEBT MARKET SECURITIES MANAGED FOR TOTAL RETURN


THE CORE EQUITY FUND SEEKS TO PROVIDE INVESTORS WITH
LONG-TERM CAPITAL APPRECIATION

THE GROWTH AND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME FOR A HIGH TOTAL RETURN BY INVESTING IN A BALANCE OF EQUITIES AND DEBT MARKET SECURITIES.


                            SERVICE CLASS PROSPECTUS




MARCH 27, 1996


                               Investment Adviser
                               IBJ SCHRODER BANK &
                                  TRUST COMPANY

                              IBJ FUNDS APPLICATION
Mail to: IBJ FUNDS
         P.O. Box 4490
         Grand Central Station
         New York, NY 10163-4490

FOR ASSISTANCE IN COMPLETING THE APPLICATION CONTACT YOUR REPRESENTATIVE OR CALL THE IBJ FUNDS AT 1-800-991IBJFD (800-994-2533).

PLEASE   PRINT
--------------------------------------------------------------------------------
1.   FUND SELECTION - INITIAL INVESTMENT
     Class of Shares: | |   Institutional | |   Class Service Class
     IF NEITHER CLASS IS ELECTED, PURCHASE WILL DEFAULT TO SERVICE CLASS.

The Reserve Money Market Fund       $ _________________________
The Core Equity Fund                $ _________________________
The Bond Fund                       $ _________________________
The Growth & Income Fund            $ _________________________

--------------------------------------------------------------------------------
2.   ACCOUNT REGISTRATION
| |  Individual __________________________________________________________
                           FIRST            M.I.              LAST
| |  Joint Tenant ________________________________________________________
                           FIRST            M.I.              LAST
         | | If joint, check one:
         | | With Right of Survivorship
         | | Tenants in Common
     | | Tenants by the Entireties

| |  Uniform Gifts/Transfers to Minors Act ________________________________
                                                 CUSTODIAN'S NAME
     Minor's Birthdate _______/_______/_______

     as Custodian for_______________________________________ State of Residency
                                  MINOR'S NAME
| |  Corporation, Trust, Partnership, or Other Entity
                    ____________________________________________________________
                                  LEGAL ENTITY NAME

-------------------------------------      -------------------------------------
Trustee's Name (for first trust only)           Date of Trust (if applicable)
--------------------------------------------------------------------------------
3.   ACCOUNT ADDRESS
Street Address ______________________________________________________
Citizen of: | | U.S.   | |  Other Country____________________________
                                             COUNTRY OF RESIDENCE
City/State/Zip_____________________    Daytime Telephone _______________________
--------------------------------------------------------------------------------
4.   SOCIAL SECURITY/TAX IDENTIFICATION NUMBER
______________________________      or       ___________________________________
  SOCIAL SECURITY NUMBER                       TAXPAYER IDENTIFICATION NUMBER
--------------------------------------------------------------------------------
5.   DISTRIBUTIONS
Dividends and capital gains will be reinvested unless otherwise indicated.
Dividends are to be:           | | Reinvested    | | Paid in Cash
| | Capital gains are to be:   | | Reinvested    | | Paid in Cash
--------------------------------------------------------------------------------
6.   DISTRIBUTIONS REINVESTED TO OTHER IBJ FUNDS
Permits all distributions from one Fund to be automatically reinvested into another identically registered IBJ Fund. Transfer all distribution earned:
From Fund ______________________________   Account Number ______________________
To Fund  _______________________________   Account Number ______________________
--------------------------------------------------------------------------------
7.   TELEPHONE EXCHANGES
If you want telephone exchange privileges, check here.  | |
Fund exchanges: This authorizes exchanges between identically registered accounts among all IBJ Funds upon instructions from shareholder or dealer of record by telephone.

--------------------------------------------------------------------------------


IBJ FUNDS TRUST Check Writing Signature Card
Reserve Money Market Fund
Account Registration:


--------------------------------------------------------------------------------
Name of Account

--------------------------------------------------------------------------------
Address
--------------------------------  -----------  ----------  ---------------------
Name                              State        Zip         Acct. # (IF EXISTING)

Authorized Signatures:

----------------------------------       --------------------------------------
Name                                     Title

----------------------------------       --------------------------------------
Name                                     Title

----------------------------------       --------------------------------------
Name                                     Title

How many signatures on checks?     | | 1          | | 2          | | 3


(____)                 SUBJECT TO CONDITIONS ON REVERSE SIDE

8.   TELEPHONE REDEMPTIONS
If you want telephone redemption privileges, check here.  | |
I (we) authorize The IBJ Funds and its agents to act upon instructions, from shareholder or dealer of record, received by telephone or letter, to have amounts wired to my (our) bank account designated below OR mailed to the address of record established for this account. I (we) ratify any such instructions. If you will be utilizing the bank wiring option, please attach a voided check from your bank account and complete the information below.

--------------------------------------------------------------------------------
BANK NAME                     STREET         CITY             STATE    ZIP CODE

--------------------------------------------------------------------------------
ABA ROUTING NUMBER            ACCOUNT NAME                    ACCOUNT NUMBER


--------------------------------------------------------------------------------
9. SYSTEMATIC WITHDRAWAL PLAN
| | Yes  | | No (minimum  payment $100)
This is available  to  shareholders  with an account of $10,000 or more.

Dollar amount of each payment $ _______________
Beginning  ____________________________________
                            (MONTH)

Checks will be made payable to registered owner(s) and sent to the address of record unless a third party or bank is indicated below.
Third Party Name __________________________________________
Address ___________________________________________________
City/State/Zip ____________________________________________
Account Name & Number _____________________________________

Payment will be made:
Monthly | |   Quarterly | |   Semi-Annually    | | Annually
--------------------------------------------------------------------------------
10. YOUR SIGNATURE & CERTIFICATION FOR THE IRS
Each of the undersigned has the authority and legal capacity to purchase mutual fund shares, each is of legal age in their state and believes each investment is suitable for themselves. Each of the undersigned has received and read the Prospectus and agrees to its terms.
Certification - Under penalties of perjury, I certify that:


(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

(2) I am not subject to backup withholding because: (a) I am exempt from backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     Certification Instructions - You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

(3) I understand that the Funds are not deposits or obligations of IBJ Trust or any bank, are not government guaranteed or FDIC insured, and involve investment risks including possible loss of principal.



------------------------    --------------------------    ----------------------
      SIGNATURE                    SIGNATURE                      DATE
*  IF JOINT  ACCOUNT,  ALL TENANTS  MUST SIGN.
** IF CORPORATE ACCOUNT OR OTHER LEGAL ENTITY, AUTHORIZED PERSON MUST SIGN
   IN CAPACITY.
--------------------------------------------------------------------------------
11. BROKER/DEALER USE ONLY
We hereby submit this application for the purchase of the Fund(s) indicated in accordance with the terms of our selling agreement with the Distributor, and with the Prospectus for the Fund(s). We agree to notify the Distributor of any purchases made under a Letter of Intent or Right of Accumulation.
Securities Dealer Name _________________________________________________________
Office Address_______________________________ Telephone Number _________________
              _________________________________
Branch # ____________  Rep # ______________  Representative Name _______________
Authorized Signature, Securities Dealer_________________________________________
                                 Title__________________________________________
--------------------------------------------------------------------------------
                       THE PAYMENT OF FUNDS IS AUTHORIZED,
                 BY THE SIGNATURE(S) APPEARING ON REVERSE SIDE.


     If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other's signature(s). Checks may not be for less than $500 or such other minimum or maximum amounts as may from time to time be established by the Fund(s) upon prior written notice to its shareholders.

     Furman Selz is hereby appointed agent by the person(s) signing this card (the "Depositor(s)"), and as agent, is authorized and directed to present checks drawn on this checking account to the Fund(s) and Furman Selz, as transfer agent, as requests to redeem shares of the Fund(s) registered in the name of the Depositor(s) in the amounts of such checks. Furman Selz shall be liable for only its own negligence.

     The Depositor(s) hereby authorize(s) the Fund(s) and Furman Selz, as transfer agent, to honor redemption requests presented in the above manner by Furman Selz. The Fund(s), as transfer agent, will not be liable and will be indemnified by Depositor(s) for any loss, expense or cost arising out of check redemptions. No redemption of shares purchased by check will be permitted pursuant to this Check Writing Privilege until 15 days after these shares were credited to the shareholder's account. Furman Selz has the right not to honor checks in amounts exceeding the value of the Depositor(s) shareholder account at the time the check is presented for payment.
     Furman Selz reserves the right to change, modify or terminate this checking account at any time upon notification mailed to the address of record of the Depositor(s).

                                 IBJ FUNDS Trust
                                 237 Park Avenue
                            New York, New York 10017

--------------------------------------------------------------------------------

                 General and Account Information: (800) 99-IBJFD

                            PREMIUM CLASS PROSPECTUS


              IBJ SCHRODER BANK & TRUST COMPANY--Investment Adviser
                            ("IBJS" or the "Adviser")

            FURMAN SELZ LLC--Administrator and Sponsor ("Furman Selz")

                     IBJ FUNDS DISTRIBUTOR , INC.--Distributor
                                (the "Distributor")


--------------------------------------------------------------------------------


This Prospectus describes four funds, a money market fund (the "Money Market Fund") and three non money market funds (the "Non Money Market Funds") (collectively, the "Funds"), all of which are managed by IBJS. The Funds and their investment objectives are:

     o The Reserve Money Market Fund seeks to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value by investing in high quality, short-term obligations.
     o The Bond Fund seeks to provide investors with a high level of total return by investing in debt market securities.
     o The Core Equity Fund seeks to provide investors with long-term capital appreciation.
     o The Growth and Income Fund seeks to provide investors with long-term capital appreciation and current income for a high total return by investing in a balance of equities and debt market securities.

This Prospectus describes only the "Premium Class" of each Fund. Each Fund also offers a Service Class of shares, which only certain institutional and other investors are qualified to purchase. Each Fund also offers a Premium Class of shares. See "Other Information"--"Capitalization". The Funds are separate investment funds of IBJ Funds Trust (the "Trust"), a Delaware business trust and registered management investment company.

An investment in shares of the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Reserve Money Market Fund will be able to maintain a stable net asset value of $1.00 per share. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJS, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.


This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds and should be read and retained for information about each Fund.


A Statement of Additional Information (the "SAI"), dated March 27, 1996, containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

 March 27, 1996.

                  Table of Contents



                                                    Page
                                                    ----
Highlights .......................................... 1
Fund Expenses........................................ 5
Fee Table............................................ 5
Financial Highlights ................................ 7
The Investment Policies and
   Practices of the Funds............................ 8
Management of the Funds..............................13
Fund Share Valuation.................................16
Pricing and Purchase of Fund Shares..................17
Minimum Purchase Requirements........................18
Individual Retirement Accounts.......................18
Exchange of Fund Shares..............................18
Redemption of Fund Shares............................19
Dividends, Distributions and
    Federal Income Tax...............................21
Investment Restrictions..............................22
Risks of Investing in the Funds .....................23
Other Information ...................................24
Appendix............................................. i

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         This Prospectus describes four funds, one money market fund and three non-money market funds (collectively, the "Funds"), all of which are managed by IBJS. Each Fund has a distinct investment objective and policies.


MONEY MARKET FUND:

         RESERVE MONEY MARKET FUND. The investment objectives of the Reserve Money Market Fund are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment adviser to present minimal credit risks.


         The Reserve Money Market Fund may invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") including, but not limited to, (1) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; (3) domestic,
 Yankee dollar and Eurodollar certificates of deposit, time deposits, money market accounts, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies; and (4) repurchase agreements with respect to (1)--(3) above. The Reserve Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs") such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) are single rated and have received the highest short-term rating by a NRSRO (and provided the purchase is approved or ratified by the Board of Trustees); or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board and subject to ratification by the Board. The Reserve Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.


         The Reserve Money Market Fund may also invest in variable amount master demand obligations which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Reserve Money Market Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand obligation generally shall not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable amount master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Reserve Money Market Fund will invest in variable amount master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Reserve Money Market Fund. In determining weighted average dollar portfolio maturity, a variable amount master demand obligation will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

AMORTIZED COST METHOD OF VALUATION FOR THE MONEY MARKET FUND

         Portfolio investments of the Money Market Fund are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Money Market Fund invests have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The weighted average dollar portfolio maturity of the Money Market Fund will not exceed 90 days. See "Determination of Net Asset Value" in the SAI for an explanation of the amortized cost valuation method.

NON-MONEY MARKET FUNDS:


         BOND FUND. The investment objective of the Bond Fund is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. A minimum of 65% of the portfolio will be invested in securities rated "A" or better by a NRSRO, or if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in convertible securities, preferred stocks and debt of foreign governments or corporations. Interest rate futures and/or options and options on interest rate futures may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate. The Fund may hold cash reserves if it is believed advisable for temporary defensive or emergency purposes. The Fund has no limitation as to average maturity or maturity of individual securities.


         Core Equity Fund. The objective of the Core Equity Fund is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, established companies. At least 65% of the Fund's total assets will consist of common stocks of publicly traded U.S. companies, convertible securities, preferred stocks of U.S. companies, equity securities of foreign companies if those securities are traded "over-the-counter" typically through the NASDAQ system, American Depository Receipts ("ADRs"), and warrants of U.S. companies. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. IBJS will seek to control performance risk in two ways: (1) relative to the market, by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves and/or employing hedging vehicles (futures and/or options) when risks of a substantial stock market correction have risen to levels where such action appears warranted. In addition, assets may be held in debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's or S&P or determined to be of equivalent quality by IBJS), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stock. The Fund may invest up to 25% of its total assets in investment grade debt obligations. Under normal market conditions, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time except for temporary defensive purposes.


         Growth and Income Fund. The objective of the Growth and Income Fund is to provide investors with long-term capital appreciation and current income for high total return by investing in a balance of equities and debt market securities.


         The debt market portion of the Fund will invest in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements, convertible securities, preferred stocks and debt of foreign governments or corporations. A minimum of 65% of the debt market portion of the portfolio will be invested in securities rated "A" or better by a NRSRO, or if unrated, determined by the Adviser to be of comparable quality. Interest rate futures and/or options and options on interest rate futures may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. The Fund has no limitation as to average maturity or maturity of individual securities.

         The equity portion of the Fund will invest in common stocks of publicly traded U.S. companies, convertible securities, preferred stocks of U.S. companies, securities of foreign companies if those securities are traded "over-the-counter" typically through the NASDAQ system, American Depository Receipts ("ADRs"), and warrants of U.S. companies. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. IBJS will seek to control performance risk in two ways: (1) relative to the market, by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves and/or employing hedging vehicles (futures and/or options) when risks of a substantial stock market correction have risen to levels where such action appears warranted.


         The Fund will generally invest 30-70% of its assets in equity securities and the remaining 30-70% in debt market securities. The Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time except for temporary defensive purposes.

SHORT-TERM TRADING FOR THE CORE EQUITY FUND AND GROWTH AND INCOME FUND


         Under certain market conditions, both the Core Equity Fund and the Growth and Income Fund may seek profits by short-term trading. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the number of securities owned by a Fund is known as "portfolio turnover". To the extent short-term trading strategies are used, a Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains.


RISKS OF INVESTING IN THE FUNDS

         The Money Market Fund attempts to maintain the value of its shares at a constant $1.00 share price, although there can be no assurance that the Money Market Fund will always be able to do so. The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Money Market Fund invests.


         The price per share of the Non-Money Market Funds will fluctuate with changes in value of the investments held by each Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include the sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments). With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities. Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options, futures and options on futures involve the risks that such options and futures may fail as hedging techniques, that the loss from investing in futures transactions is potentially unlimited and that closing transactions may not be effected where a secondary liquid market does not exist. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers. Bonds involve the risk that their price will decrease if interest rates increase.


MANAGEMENT OF THE FUNDS

         IBJS acts as investment adviser to all of the Funds. For its services, IBJS receives a fee from each Fund based upon each Fund's average daily net assets. See "Fee Table" and "Management of the Funds" in this Prospectus.


         Furman Selz acts as administrator and sponsor to the Funds. For its services, Furman Selz receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Funds" in this Prospectus.

GUIDE TO INVESTING IN THE IBJ FAMILY OF FUNDS

         PURCHASE ORDERS FOR THE MONEY MARKET FUND RECEIVED BY 12:00 NOON EASTERN TIME WILL BECOME EFFECTIVE THAT DAY. PURCHASE ORDERS FOR ALL OTHER FUNDS RECEIVED BY YOUR IBJS REPRESENTATIVE IN PROPER FORM PRIOR TO 4:15 P.M., EASTERN TIME, AND TRANSMITTED TO THE DISTRIBUTOR PRIOR TO 5:00 P.M. EASTERN TIME, WILL BECOME EFFECTIVE THAT DAY.


                    o    Minimum Initial Investment.....................$1,000
                    o    Minimum Initial Investment for IRAs............ $ 250
                    o    Minimum Subsequent Investment................... $ 50

         The Funds are purchased at net asset value.

         Shareholders may exchange shares between Funds in the Trust by telephone or mail. Exchanges may not be effected by facsimile.

                    o    Minimum  initial  exchange.......................$500
                         (minimum for subsequent exchanges)

         Shareholders may redeem shares by telephone, mail or wire. Shares may not be redeemed by facsimile.

          o If a redemption request is received by 12:00 noon Eastern time, proceeds for the Reserve Money Market Fund will be transferred to a designated account that day.

          o The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $500 or less.

          (Redemption by telephone and wire is not available for IRAs and trust relationships of IBJS.)

         ALL  DIVIDENDS  AND  DISTRIBUTIONS   WILL  BE  AUTOMATICALLY   PAID  IN
ADDITIONAL SHARES AT NET ASSET VALUE OF THE APPLICABLE FUND UNLESS CASH PAYMENT IS REQUESTED.

          o Distributions for the Core Equity Fund are paid at least once annually, distributions for the Growth and Income Fund are paid quarterly and distributions for the other Funds are paid monthly.

                                  FUND EXPENSES

The following expense table lists the costs and expenses that an investor in the Premium Class of shares will incur either directly or indirectly as a shareholder of a Fund. The information is based upon expenses incurred during the first year of operations ended November 30, 1995. Shareholders in the Premium Class of Shares may be subject to an additional 12b-1 fee up to 0.35% of average daily net assets and a shareholder servicing charge of up to 0.50% of average daily net assets to which the Service Class Shareholders are not subject.1 See "Other Information--Capitalization."


                                    FEE TABLE

                                                            Reserve                                          Growth
                                                             Money                          Core              and
                                                             Market             Bond       Equity            Income
                                                              Fund              Fund        Fund              Fund
                                                           ---------         ---------   ---------         ---------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)................         None              None        None              None

Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering price) .....         None              None        None              None

Deferred Sales Load (as a percentage of
  redemption proceeds) ..............................         None              None        None              None

Redemption Fees......................................         None              None        None              None

Exchange Fees........................................         None              None        None              None

Annual Fund Operating Expenses
  (as a percentage of average net assets)


Management  Fees2 (after waiver)....................         0.08%             0.40%       0.50%             0.50%

12b-1 Fees...........................................        0.35%             0.35%       0.35%             0.35%

Shareholder Servicing  Fee..........................         0.50%             0.50%       0.50%             0.50%

Other Expenses+......................................        0.56%             0.72%       0.39%             0.55%
                                                           ---------         ---------   ---------         ---------
Total Portfolio Operating  Expenses2,3..............         1.49%             1.97%       1.74%             1.90%

---------------------

1 Service Class shares are offered only to certain institutional investors, or other investors who at the time of purchase have a balance of $25,000 or more invested in any of the IBJ Funds, are purchasers through a trust investment manager or account manager or administered by the Adviser, are employees or ex-employees of IBJS or any of its affiliates, Furman Selz LLC, or any other service provider, or employees of any trust customer of IBJS or any of its affiliates.

2 Reflects advisory fees net of fees waived as a result of a voluntary waiver by the Adviser. Absent such waiver the Management Fees for the Reserve Money Market Fund, the Bond Fund, the Core Equity Fund and the Growth and Income Fund are 0.35%, 0.50%, 0.60% and 0.60%, respectively, and the Total Portfolio Operating Expenses of the Reserve Money Market Fund, the Bond Fund, the Core Equity Fund and the Growth and Income Fund are 1.76%, 2.07%, 1.84% and 2.00%, respectively.

3 Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

+    Includes a $15 per account fee per year for transfer agency functions.

         The purpose of this table is to assist a shareholder in the Premium Class of shares in understanding the various costs and expenses that an investor in the Funds will bear.


Example:*

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                            Reserve                                          Growth
                                                             Money                          Core              and
                                                             Market             Bond       Equity            Income
                                                              Fund              Fund        Fund              Fund
                                                           ---------         ---------   ---------         ---------
1 year...............................................       $   15            $   20      $   18            $   19
3 years..............................................       $   47            $   62      $   55            $   60
5 years..............................................       $   81            $  106      $   94            $  103
10 years.............................................       $  178            $  230      $  205            $  222


------------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS

         The financial data shown below is to assist investors in evaluating the performance of the Funds since February 1, 1995 (commencement of operations) through November 30, 1995. The financial highlights for the period ended November 30, 1995 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon appears in the Statement of Additional Information (the "SAI"). Financial statements and related notes are included in the SAI.

                                              RESERVE MONEY                                                      GROWTH AND
                                               MARKET FUND            BOND FUND          CORE EQUITY FUND        INCOME FUND
                                            -------------------  --------------------  ---------------------  --------------------
                                                 PREMIUM               PREMIUM                PREMIUM              PREMIUM
                                                  CLASS                 CLASS                  CLASS                CLASS
                                                --------              ---------             ----------            --------
Net  Asset Value, Beginning of Period             $1.00                $10.00                 $10.00               $10.00
Income from Investment Operations:
     Net investment income.........                0.04                  0.48                   0.13                 0.27
     Net realized and unrealized
         gain/(loss) on investments                0.00                  0.72                   2.8                  1.7
     Total from Investment Operations              0.04                  1.20                   2.97                 2.06
Less Distributions:
     Dividends from net investment income         (0.04)                (0.48)                  0.00                (0.28)
Net Asset Value, End of Period.....               $1.00                $10.72                 $12.97               $11.78
Total Return.......................                4.55%                12.28%                 29.70%               20.72%
Net Assets, End of Period (in thousands)          $13                  $14                    $16                  $15
Ratios to average net assets of:
     Net investment income.........                5.35%*                5.59%*                 1.30%*               3.04%*
     Expenses before waivers/reimbursements        0.92%*                1.22%*                 0.99%*               1.14%*
     Expenses net waivers/reimbursements           0.64%*                1.12%*                 0.89%*               1.04%
Portfolio Turnover Rate............                 N/A                   297%                    37%                  78%

---------------------------------

+ Per share amounts based on the average number of shares outstanding during the period February 1, 1995 (Commencement of Operations) to November 30, 1995.

*    Annualized.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

         Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust, IBJ Funds Trust, organized under the laws of Delaware as an open end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.



     o The investment objective of the Reserve Money Market Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value by investing in high quality, short-term obligations.

     o The investment objective of the Bond Fund is to provide investors with a high level of total return by investing in debt market securities .

     o The investment objective of the Core Equity Fund is to provide investors with long-term capital appreciation.

     o The investment objective of the Growth and Income Fund is to provide investors with long-term capital appreciation and current income for a high total return by investing in a balance of equities and debt market securities.


         Each Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. Those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may change solely with Board of Trustees approval.

         The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.

         U.S. TREASURY OBLIGATIONS (ALL FUNDS). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government. The Funds may invest in privately placed U.S. Treasury obligations.


         U.S. GOVERNMENT SECURITIES (ALL FUNDS). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment. The Funds may invest in privately placed U.S. Government Securities.

         COMMERCIAL PAPER (ALL FUNDS). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities (but only includes taxable securities). All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one NRSRO, or if not rated is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Reserve Money Market Fund, (i) rated "P-1" by Moody's and "A-1" or better by S&P or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).

         CORPORATE DEBT SECURITIES (ALL FUNDS). These Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund as set forth in "Highlights--Investment Objectives and Policies" in this Prospectus. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers.

         MORTGAGE-RELATED SECURITIES (ALL FUNDS). These Funds are permitted to invest in mortgage-related securities, subject to the rating and quality requirements specified for debt securities with respect to each such Fund in "Highlights--Investment Objectives and Policies" in this Prospectus. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities.


         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics and risks of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. Certain CMOs have recently posed liquidity problems in changing rate environments.


         ASSET-BACKED SECURITIES (ALL FUNDS). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements for debt securities specified with respect to each such Fund in "Highlights--Investment Objectives and Policies" in this Prospectus. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset- backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default or insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to asset-backed securities arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the securities holders.

         COMMON STOCKS (BOND FUND, CORE EQUITY FUND AND GROWTH AND INCOME FUND). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

         PREFERRED  STOCKS  (BOND  FUND,  CORE EQUITY FUND AND GROWTH AND INCOME
FUND). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.


         AMERICAN DEPOSITORY RECEIPTS (BOND FUND, CORE EQUITY FUND AND GROWTH AND INCOME FUND). American Depository Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.


         These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The Company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies.

         INVESTMENT IN FOREIGN SECURITIES (ALL FUNDS). These Funds may each invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.


         CONVERTIBLE AND EXCHANGEABLE SECURITIES (BOND FUND, CORE EQUITY FUND AND GROWTH AND INCOME FUND). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Core Equity Fund in "Highlights--Investment Objectives and Policies" in this Prospectus. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Funds may invest in convertible securities rated below investment grade.


         DOMESTIC AND FOREIGN BANK OBLIGATIONS (ALL FUNDS). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

         Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the total assets of the Non-Money Market Funds and 10% of the value of the total assets of the Money Market Fund.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentality.


         Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.


         ZERO COUPON SECURITIES (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.


         VARIABLE RATE DEMAND OBLIGATIONS (ALL FUNDS). Variable rate demand obligations have a maturity of 397 days or less with respect to the Money Market Fund or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest and are within the credit quality policies, guidelines and procedures established by the Board of Trustees. See "Investment Policies" in the SAI for further details on variable rate demand obligations and variable rate master demand obligations.


         OTHER MUTUAL FUNDS (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         "WHEN ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS (ALL FUNDS). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets such as cash, U.S. Government securities, or other liquid high grade debt obligations equal to the value of purchase commitments will be maintained with the Funds' custodian until payment is made.


         LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). To increase current income, each Fund may lend its portfolio securities in an amount up to 331/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see "Investment Policies" in the SAI.

         REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimum risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Money Market Fund may not invest more than 10% and the Non-Money Market Funds may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

         PORTFOLIO TURNOVER. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: Bond Fund, 350%; Core Equity Fund, 200%; Growth and Income Fund, 280%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders. High portfolio turnover rates may also make it more difficult for the Funds to satisfy the requirement for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), that less than 30% of each Fund's gross income in any tax year be derived from gains on the sale of securities held for less than three months.



                             MANAGEMENT OF THE FUNDS

         The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management--Trustees and Officers.


THE  Adviser:     IBJ SCHRODER BANK & TRUST COMPANY

                  IBJ Schroder Bank & Trust Company ("IBJS") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. For the advisory services it provides to the Funds, IBJS may receive fees based on average daily net assets up to the following annualized rates for the Funds: Reserve Money Market Fund, 0.35%; Bond Fund, 0.50%; Core Equity Fund, 0.60%; and Growth and Income Fund, 0.60%.

                  Each of the portfolio managers listed below has significant experience in managing registered investment company portfolios similar to the Funds. Martin Liebgott, of IBJS, is responsible for the day-to-day management of the Reserve Money Market Fund, the Bond Fund and the debt market securities portion of the Growth and Income Fund's portfolio. Mr. Liebgott has been with IBJS since 1988 and was previously with Citibank, N.A. from 1966 to 1988. Christian Kaefer, Senior Investment Officer of IBJS, is responsible for the day-to-day management of the portfolios of the Core Equity Fund and the equity portion of the Growth and Income Fund. Mr. Kaefer has been with IBJS since 1987 and was previously with Schroder Capital Management International from 1982 to 1987.

                  Charles Porten, Chief Investment Officer of IBJS oversees the ^Funds' investments. Mr. Porten does not manage any particular portfolio but exercises general supervisory authority over all portfolio managers. Mr. Porten has been with IBJS since 1988 and was previously with Citibank, N.A. from 1978 to 1988.

                  IBJS, formed in 1929, provides banking, trust and investment services to individuals and institutions. It is 98.3% owned by The Industrial Bank of Japan, Limited (and 1.7% owned by Schroders Incorporated). IBJS acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of December 31, 1995, included accounts with aggregate assets of approximately $1.5 billion. The principal business address of IBJS is One State Street, New York, New York 10004. As of June 24, 1985, The Industrial Bank of Japan, Limited acquired its interest in J. Henry Schroder Bank & Trust Company from Schroders Incorporated. The name of the bank was changed from
                  J. Henry Schroder Bank & Trust Company to IBJ Schroder Bank & Trust Company, effective January 1, 1987. The Industrial Bank of Japan does not perform services for the Trust or any of the Funds.


         Based upon the advice of counsel, IBJS believes that the performance of investment advisory services for the Funds will not violate the Glass Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent IBJS from continuing to perform such services for the Funds. If IBJS were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

THE SPONSOR AND DISTRIBUTOR


         Furman Selz LLC, 230 Park Avenue, New York, New York 10169, acts as Sponsor of the Funds. Furman Selz is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds. IBJ Funds Distributor, Inc., an affiliate of Furman Selz LLC, acts as Distributor of the Funds.

         The Funds have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which the Premium Class of each Fund may reimburse the Distributor on a monthly basis for costs and expenses of the Distribution in connection with the distribution and marketing of Premium Class shares. These costs and expenses, which are subject to a maximum limit of 0.35% per annum of the average daily net assets of the Funds include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds. As noted above, each Fund also offers "Service Class" of shares. The "Service Classes" are not subject to any Rule 12b-1 fees or entitled to benefits under a Distribution Plan. Each Fund's Premium Class will pay all costs and expenses in connection with the preparation, printing and distribution of its Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees. No Premium Class will be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.

ADMINISTRATIVE SERVICES

         The Funds have also entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Advisers, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, Furman Selz receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Pursuant to a Services Agreement between the Trust and the Administrator, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year plus out of pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses.

SERVICE ORGANIZATIONS

         Various banks, trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.50% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz or IBJS. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS

         Pursuant to the applicable Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by the Adviser with broker dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser may cause a Fund to pay commissions higher than another broker dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser. Broker dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser.


                              FUND SHARE VALUATION

         The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the Money Market Fund and at 4:15 p.m. (Eastern time) for each of the Non-Money Market Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Fund: Martin Luther King's Birthday, Columbus Day and Veterans Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and Furman Selz, are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over the counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.


         The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                       PRICING AND PURCHASE OF FUND SHARES

         Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received.

         The following purchase procedures do not apply to certain fund or trust accounts that are managed by IBJS. The customer should consult his or her trust administrator for proper instructions.

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

         An investment may be made using any of the following methods:


         THROUGH IBJS. Shares are available to new and existing shareholders through IBJS or its affiliates or other authorized investment advisers. To make an investment using this method, simply complete a Purchase Application and contact your IBJS representative or investment adviser with instructions as to the amount you wish to invest. They will then contact the Fund to place the order on your behalf on that day.

         Orders received by your IBJS representative for the Non-Money Market Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Orders for the Money Market Fund received prior to 12:00 noon Eastern time will become effective that day. Parties who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your representative.


         BY WIRE. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank may charge a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact Furman Selz Mutual Funds Client Services at (800) 99-IBJFD. They will establish a record of information for the wire to insure the correct processing of funds. You can reach the Wire Desk at
(800) 99-IBJFD.

Then, have your bank wire funds using the following instructions:

                  Investors Fiduciary Trust Company
                  Kansas City, MO  64105
                  ABA #1010-0362-1
                  Account Number:  751-3003
                  Further Credit to:  Fund Name


         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way. When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Fund. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.


         INSTITUTIONAL ACCOUNTS. Bank trust departments and other institutional accounts may place orders directly with the Fund by telephone at (800) 99-IBJFD.

                          MINIMUM PURCHASE REQUIREMENTS


         The minimum initial investment in the Funds is $1,000 unless the investor is a purchaser who at the time of purchase, has a balance of $1,000 or more in any of the IBJ Funds, is a purchaser through a trust investment manager or account manager or is administered by the Adviser, is an employee or an ex-employee of IBJS or is an employee of any of its affiliates, Furman Selz LLC, or any other service provider, or is an employee of any trust customer of IBJS or any of its affiliates. Note that the minimum is $250 for an IRA, other than an IRA for which IBJS or any of its affiliates acts as trustee or custodian. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. Different minimums apply, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.



                         INDIVIDUAL RETIREMENT ACCOUNTS


         All Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with IBJS or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250, other than an IRA for which IBJS or any of its affiliates acts as trustee or custodian. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information and IRA information, call the Fund at (800) 99-IBJFD.



                             EXCHANGE OF FUND SHARES


         The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at 237 Park Avenue, New York, New York 10017, or by calling (800) 99-IBJFD. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.


         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

         EXCHANGE BY MAIL. To exchange Fund shares by mail, simply send a letter of instruction to Furman Selz. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker dealers, credit unions and savings associations.

         EXCHANGE BY TELEPHONE. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800) 99-IBJFD. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange.  The  conversation  may be  recorded  to  protect  you and the  Funds.
Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares--By Telephone" in this Prospectus for a discussion of telephone transactions generally.


         AUTOMATIC   INVESTMENT  PROGRAM.  An  eligible   shareholder  may  also
participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $500 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


                            REDEMPTION OF FUND SHARES


         Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value" in the SAI. A redemption is a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Money Market Funds, both of which seek to maintain a net asset value per share of $1.00.


         Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

         REDEMPTION METHODS. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         THROUGH AN IBJS REPRESENTATIVE, OR AUTHORIZED INVESTMENT ADVISER. You may redeem your shares by contacting your IBJS representative or investment adviser and instructing him or her to redeem your shares. He or she will then contact the Fund and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         BY MAIL. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed, (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.


         BY CHECK: You may redeem your Reserve Money Market Fund shares by drawing checks on your account. You must first complete the signature card provided with the purchase application. Upon receiving the properly completed application and signature card, the Administrator will provide you with checks drawn on Investors Fiduciary Trust Company free of charge. These checks may be made payable to the order of any person in the amount of $500 or more. When a check is presented to Investors Fiduciary Trust Co. for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed to cover the amount of the check. It is not possible to use a check to close out your account since additional shares accrue daily.


         BY TELEPHONE. You may redeem your shares by calling the Funds toll free at (800) 99 IBJFD. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted.

         BY WIRE. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds of wire redemption for the Money Market Fund generally will be transferred to the designated account on the day the request is received, provided that it is received by 12:00 Noon (Eastern time).

         Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.


         The above mentioned services "By Telephone," "By Check" and "By Wire" are not available for IRAs and trust relationships of IBJS.


         SYSTEMATIC WITHDRAWAL PLAN. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         REDEMPTION OF SMALL ACCOUNTS. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30 day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

         REDEMPTION IN KIND. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                 DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX


         Each Fund is treated as a separate entity for Federal income taxes. Each Fund has elected to be treated and intends to continue to qualify to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short term capital gains (generally including any net option premium income) over net long term capital losses). The Reserve Money Market Fund and the Bond Fund will declare distributions of such income daily and pay those dividends monthly; the Core Equity Fund will pay distributions annually and the Growth and Income Fund will pay dividends at least quarterly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain (the excess of net long term capital gains over net short term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.


         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.


         In the case of the Reserve Money Market Fund, shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the other Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.


         Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled to all dividends declared but unpaid on those shares at the time of their redemption.

         Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long term capital gains designated by a Fund as capital gain dividends will be taxable as long term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

         A distribution, including an "exempt interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long term or short term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund with respect to which capital gain dividends have been paid will be characterized as a long term capital loss to the extent of such capital gain dividends.

         It is anticipated that a portion of the dividends paid by the Funds will qualify for the dividends received deduction available to corporations.

         The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

         Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Code, to "pass through" to its shareholders the amount of such foreign taxes paid. If such an election is made by a Fund, each shareholder of that Fund would be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) his pro rata share of the foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


                             INVESTMENT RESTRICTIONS
                        (ALL FUNDS, EXCEPT AS INDICATED)


         (1) No Fund may invest more than 15% (10% with respect to the Reserve Money Market Fund) of the aggregate value of its total assets in investments which are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a domestic or foreign securities exchange).

         (2) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of that Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

         (3) No Fund may make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus.


         The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described herein under "Other Information--Voting."

         In addition, each Fund is a diversified fund. As such, each will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer. The Reserve Money Market Fund is subject to further diversification requirements with respect to 100% of their assets. Also, each Fund will invest less than 25% of its total assets in the securities of any one industry, excluding the Reserve Money Market Fund which may invest more than 25% of its total assets in instruments issued by the banking industry. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry.



         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.


                         RISKS OF INVESTING IN THE FUNDS

CERTAIN RISK CONSIDERATIONS


         The Reserve Money Market Fund attempts to maintain a constant net asset value of $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Reserve Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Reserve Money Market Fund invests.

         The price per share of each of the other Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond fund's shares will generally fluctuate inversely with the movements in interest rates and a stock fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.


         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

         FOREIGN SECURITIES (ALL FUNDS). Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and, with respect to the Reserve Money Market Fund, may affect the ability to maintain net asset value. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.



                                OTHER INFORMATION

CAPITALIZATION


         IBJ Funds Trust was organized as a Delaware business trust on August 25, 1994, and currently consists of four separately managed portfolios. The
Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, nonassessable and freely transferable.

         Each Fund also offers a Service Class of shares. The Service Class shares are offered at net asset value without a sales load only to certain institutional investors, or other investors who at the time of purchase have a balance of $25,000 or more invested in any of the IBJ Funds, are purchasers through a trust investment manager or account manager or administered by the Adviser, are employees or ex-employees of IBJS or any of its affiliates, Furman Selz LLC, or any other service provider, or employees of any trust customer of IBJS or any of its affiliates. Shareholders in the Premium Class of shares may be subject to an additional 12b-1 fee of up to 0.35% of average net assets and an additional shareholder servicing charge of up to 0.50% of average net assets.


         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information--Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

PERFORMANCE INFORMATION


         A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Shareholders of the Premium Class of shares will experience a lower net return on their investment than shareholders of the Service Class of shares because of the additional 12b-1 fees and shareholder servicing charge to which Premium Class shareholders may be subject. The methods used to calculate the yield and total return of the Funds is mandated by the SEC. Quotations of "yield" for a Fund (other than the Reserve Money Market Fund) will be based on the investment income per share during a particular 30 day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

         Quotations of "yield" for the Reserve Money Market Fund will be based on the income received by a hypothetical investment (less a pro rata share of Fund expenses) over a particular seven day period, which is then "annualized" (i.e., assuming that the seven day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).


         "Effective yield" for the Money Market Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


         Quotations of average annual total return for a Fund (other than the Reserve Money Market Fund) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

         Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see "Other Information--Yield and Performance Information" in the SAI.


         Each of the Funds is the successor to one or more collective investment funds previously managed by IBJS. Investors in the collective investment funds were invited to invest in the corresponding IBJS Fund at the inception of each such Fund. Set forth below are certain performance data for the collective investment funds for the past five years. The data shown below reflects total return for the periods shown, reduced by the estimated expense ratio for each corresponding IBJS Fund as indicated in the Fee Table in this Prospectus. This performance information is deemed relevant since the collective investment funds have been managed using the same investment objectives, policies and restrictions and portfolio managers as those to be used by each corresponding IBJ Fund. However, this performance data is not necessarily indicative of the future performance of any of the Funds.

                         IBJ COLLECTIVE INVESTMENT FUNDS
                        TOTAL RETURN FOR THE PERIOD ENDED



                                                                    RESERVE                                                GROWTH
                                                                     MARKET                               CORE               AND
                                                                     MONEY             BOND              EQUITY            INCOME
                                                                      FUND             FUND               FUND              FUND
                                                                      ----             ----               ----              ----
1989.................................................                 9.2%             10.7%              27.4%             17.7%
1990.................................................                 9.4%              8.6%              -1.2%              3.3%
1991.................................................                 6.8%             17.4%              32.5%             22.4%
1992.................................................                 4.9%              7.4%              10.4%              9.3%
1993.................................................                 3.2%              9.1%              10.3%              8.9%
1994.................................................                 3.4%             -4.90%             -2.7%             -2.4%
Jan-95...............................................                 0.3%              1.90%              2.7%              2.1%
5 Years (Annualized)
         1990-1994...................................                 5.5%              7.3%               9.2%              8.0%

ACCOUNT SERVICES

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the nominee.
         Furman Selz acts as the Funds' transfer agent. The Trust compensates Furman Selz, the Trust's administrator, pursuant to a Services Agreement described on page 15 of this Prospectus, for providing personnel and facilities to perform dividend disbursing and transfer agency related services for the Trust.



SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to Furman Selz Mutual Funds Department, 237 Park Avenue, New York, New York 10017.

         General and Account Information: (800) 99-IBJFD.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:


         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa--judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody's bond descriptions include: Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree, often in default; C--lowest rated class of bonds, regarded as having extremely poor prospects.


         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA--highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;
BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.



         S&P applies indicators "+, -," no character, and relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short term credit and long-term risk. Short term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

         MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

IBJ FUNDS
Address for
TRUST CLIENTS OF IBJS

IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004


INVESTMENT ADVISER

IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004


ADMINISTRATOR AND SPONSOR


Furman Selz  LLC
230 Park Avenue
New York, New York 10169



DISTRIBUTOR


IBJ Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169



CUSTODIAN

IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004


COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York  10022


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York  10019


IBJ FUNDS TRUST

                            A FAMILY OF MUTUAL FUNDS

THE RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH CURRENT INCOME, LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE BY INVESTING IN HIGH QUALITY, SHORT-TERM OBLIGATIONS


THE BOND FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF TOTAL RETURN BY INVESTING IN FIXED DEBT MARKET SECURITIES MANAGED FOR TOTAL RETURN


THE CORE EQUITY FUND SEEKS TO PROVIDE INVESTORS WITH
LONG-TERM CAPITAL APPRECIATION

THE GROWTH AND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME FOR A HIGH TOTAL RETURN BY INVESTING IN A BALANCE OF EQUITIES AND DEBT MARKET SECURITIES.


                           PREMIUM CLASS PROSPECTUS




MARCH 27, 1996


                               Investment Adviser
                               IBJ SCHRODER BANK &
                                  TRUST COMPANY

                              IBJ FUNDS APPLICATION
Mail to: IBJ FUNDS
         P.O. Box 4490
         Grand Central Station
         New York, NY 10163-4490

FOR ASSISTANCE IN COMPLETING THE APPLICATION CONTACT YOUR REPRESENTATIVE OR CALL THE IBJ FUNDS AT 1-800-991IBJFD (800-994-2533).

PLEASE   PRINT
--------------------------------------------------------------------------------
1.   FUND SELECTION - INITIAL INVESTMENT
     Class of Shares: | |   Institutional | |   Class Service Class
     IF NEITHER CLASS IS ELECTED, PURCHASE WILL DEFAULT TO SERVICE CLASS.

The Reserve Money Market Fund       $ _________________________
The Core Equity Fund                $ _________________________
The Bond Fund                       $ _________________________
The Growth & Income Fund            $ _________________________

--------------------------------------------------------------------------------
2.   ACCOUNT REGISTRATION
| |  Individual __________________________________________________________
                           FIRST            M.I.              LAST
| |  Joint Tenant ________________________________________________________
                           FIRST            M.I.              LAST
         | | If joint, check one:
         | | With Right of Survivorship
         | | Tenants in Common
     | | Tenants by the Entireties

| |  Uniform Gifts/Transfers to Minors Act ________________________________
                                                 CUSTODIAN'S NAME
     Minor's Birthdate _______/_______/_______

     as Custodian for_______________________________________ State of Residency
                                  MINOR'S NAME
| |  Corporation, Trust, Partnership, or Other Entity
                    ____________________________________________________________
                                  LEGAL ENTITY NAME

-------------------------------------      -------------------------------------
Trustee's Name (for first trust only)           Date of Trust (if applicable)
--------------------------------------------------------------------------------
3.   ACCOUNT ADDRESS
Street Address ______________________________________________________
Citizen of: | | U.S.   | |  Other Country____________________________
                                             COUNTRY OF RESIDENCE
City/State/Zip_____________________    Daytime Telephone _______________________
--------------------------------------------------------------------------------
4.   SOCIAL SECURITY/TAX IDENTIFICATION NUMBER
______________________________      or       ___________________________________
  SOCIAL SECURITY NUMBER                       TAXPAYER IDENTIFICATION NUMBER
--------------------------------------------------------------------------------
5.   DISTRIBUTIONS
Dividends and capital gains will be reinvested unless otherwise indicated.
Dividends are to be:           | | Reinvested    | | Paid in Cash
| | Capital gains are to be:   | | Reinvested    | | Paid in Cash
--------------------------------------------------------------------------------
6.   DISTRIBUTIONS REINVESTED TO OTHER IBJ FUNDS
Permits all distributions from one Fund to be automatically reinvested into another identically registered IBJ Fund. Transfer all distribution earned:
From Fund ______________________________   Account Number ______________________
To Fund  _______________________________   Account Number ______________________
--------------------------------------------------------------------------------
7.   TELEPHONE EXCHANGES
If you want telephone exchange privileges, check here.  | |
Fund exchanges: This authorizes exchanges between identically registered accounts among all IBJ Funds upon instructions from shareholder or dealer of record by telephone.

--------------------------------------------------------------------------------


IBJ FUNDS TRUST Check Writing Signature Card
Reserve Money Market Fund
Account Registration:


--------------------------------------------------------------------------------
Name of Account

--------------------------------------------------------------------------------
Address
--------------------------------  -----------  ----------  ---------------------
Name                              State        Zip         Acct. # (IF EXISTING)

Authorized Signatures:

----------------------------------       --------------------------------------
Name                                     Title

----------------------------------       --------------------------------------
Name                                     Title

----------------------------------       --------------------------------------
Name                                     Title

How many signatures on checks?     | | 1          | | 2          | | 3


(8/95)                 SUBJECT TO CONDITIONS ON REVERSE SIDE

8.   TELEPHONE REDEMPTIONS
If you want telephone redemption privileges, check here.  | |
I (we) authorize The IBJ Funds and its agents to act upon instructions, from shareholder or dealer of record, received by telephone or letter, to have amounts wired to my (our) bank account designated below OR mailed to the address of record established for this account. I (we) ratify any such instructions. If you will be utilizing the bank wiring option, please attach a voided check from your bank account and complete the information below.

--------------------------------------------------------------------------------
BANK NAME                     STREET         CITY             STATE    ZIP CODE

--------------------------------------------------------------------------------
ABA ROUTING NUMBER            ACCOUNT NAME                    ACCOUNT NUMBER


--------------------------------------------------------------------------------
9. SYSTEMATIC WITHDRAWAL PLAN
| | Yes  | | No (minimum  payment $100)
This is available  to  shareholders  with an account of $10,000 or more.

Dollar amount of each payment $ _______________
Beginning  ____________________________________
                            (MONTH)

Payment will be made:
Monthly | |   Quarterly | |   Semi-Annually    | | Annually

Checks will be made payable to registered owner(s) and sent to the address of record unless a third party or bank is indicated below.
Third Party Name __________________________________________
Address ___________________________________________________
City/State/Zip ____________________________________________
Account Name & Number _____________________________________

--------------------------------------------------------------------------------
10. YOUR SIGNATURE & CERTIFICATION FOR THE IRS
Each of the undersigned has the authority and legal capacity to purchase mutual fund shares, each is of legal age in their state and believes each investment is suitable for themselves. Each of the undersigned has received and read the Prospectus and agrees to its terms.
Certification - Under penalties of perjury, I certify that:


(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

(2) I am not subject to backup withholding because: (a) I am exempt from backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     Certification Instructions - You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

(3) I understand that the Funds are not deposits or obligations of IBJ Trust or any bank, are not government guaranteed or FDIC insured, and involve investment risks including possible loss of principal.



------------------------    --------------------------    ----------------------
      SIGNATURE                    SIGNATURE                      DATE
*  IF JOINT  ACCOUNT,  ALL TENANTS  MUST SIGN.
** IF CORPORATE ACCOUNT OR OTHER LEGAL ENTITY, AUTHORIZED PERSON MUST SIGN
   IN CAPACITY.
--------------------------------------------------------------------------------
11. BROKER/DEALER USE ONLY
We hereby submit this application for the purchase of the Fund(s) indicated in accordance with the terms of our selling agreement with the Distributor, and with the Prospectus for the Fund(s). We agree to notify the Distributor of any purchases made under a Letter of Intent or Right of Accumulation.
Securities Dealer Name _________________________________________________________
Office Address_______________________________ Telephone Number _________________
              _________________________________
Branch # ____________  Rep # ______________  Representative Name _______________
Authorized Signature, Securities Dealer_________________________________________
                                 Title__________________________________________
--------------------------------------------------------------------------------
                       THE PAYMENT OF FUNDS IS AUTHORIZED,
                 BY THE SIGNATURE(S) APPEARING ON REVERSE SIDE.


     If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated. If no indication is given, all checks will require all signatures. Each signatory guarantees the genuineness of the other's signature(s). Checks may not be for less than $500 or such other minimum or maximum amounts as may from time to time be established by the Fund(s) upon prior written notice to its shareholders.

     Furman Selz is hereby appointed agent by the person(s) signing this card (the "Depositor(s)"), and as agent, is authorized and directed to present checks drawn on this checking account to the Fund(s) and Furman Selz, as transfer agent, as requests to redeem shares of the Fund(s) registered in the name of the Depositor(s) in the amounts of such checks. Furman Selz shall be liable for only its own negligence.
     The Depositor(s) hereby authorize(s) the Fund(s) and Furman Selz, as transfer agent, to honor redemption requests presented in the above manner by Furman Selz. The Fund(s), as transfer agent, will not be liable and will be indemnified by Depositor(s) for any loss, expense or cost arising out of check redemptions. No redemption of shares purchased by check will be permitted pursuant to this Check Writing Privilege until 15 days after these shares were credited to the shareholder's account. Furman Selz has the right not to honor checks in amounts exceeding the value of the Depositor(s) shareholder account at the time the check is presented for payment.

     Furman Selz reserves the right to change, modify or terminate this checking account at any time upon notification mailed to the address of record of the Depositor(s)

                                 IBJ FUNDS TRUST
                                 237 Park Avenue
                            New York, New York 10017
                 General and Account Information: (800) 99-IBJFD
--------------------------------------------------------------------------------

              IBJ Schroder Bank & Trust Company--Investment Adviser
                                    ("IBJS")


                                Furman Selz LLC -
                            Administrator and Sponsor
                        ("Furman Selz" or the "Sponsor")


                          IBJ Funds Distributor, Inc. -
                                   Distributor
                               (the "Distributor")

                       STATEMENT OF ADDITIONAL INFORMATION

             This Statement of Additional Information (the "SAI") describes one money market fund (the "Money Market Fund") and three non-money market funds (the "Non-Money Market Funds") (collectively, the "Funds"), all of which are managed by IBJS. The Funds are:

             MONEY MARKET FUND

                  Reserve Money Market Fund

             NON MONEY MARKET FUNDS

                  Bond Fund
                  Core Equity Fund
                  Growth and Income Fund

             Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by Furman Selz as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of IBJS or its affiliates.


             This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the applicable Fund dated March 27, 1996 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with the applicable Prospectus. The Prospectuses may be obtained without charge by writing or calling the Funds at the address and information telephone number printed above.

March 27, 1996

                                TABLE OF CONTENTS



INVESTMENT POLICIES.......................................................  1


INVESTMENT RESTRICTIONS................................................... 15

MANAGEMENT................................................................ 17

EXPENSES AND EXPENSE LIMITS............................................... 25

DETERMINATION OF NET ASSET VALUE.......................................... 25

PORTFOLIO TRANSACTIONS.................................................... 27

TAXATION.................................................................. 30

OTHER INFORMATION......................................................... 38

FINANCIAL STATEMENTS...................................................... 43

                               INVESTMENT POLICIES



             The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

             U.S. GOVERNMENT AGENCY OBLIGATIONS (All Funds). These Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by the Government National Mortgage Association which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

             COMMERCIAL PAPER (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds are, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Reserve Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).

             CORPORATE DEBT SECURITIES (All Funds). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

             After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

             The Fund may invest in Convertible Debt rated in categories regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

             BANK OBLIGATIONS. (All Funds). A description of the bank obligations which the Funds may purchase is set forth in the Prospectuses. These obligations include, but are not limited to, domestic, Eurodollar and Yankeedollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. Dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

             VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS (All Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less with respect to the Money Market Fund or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

             The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

             WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

             LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of a particular Fund.

             The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

             REPURCHASE AGREEMENTS (All Funds). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. IBJS will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

             REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

               ILLIQUID SECURITIES (All Funds). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

               In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

               Each Fund may also invest in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

               The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

               Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, INTER ALIA, the following factors: (1)the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Adviser; (2)the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4)the nature of the security and the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities could have the effect of increasing Fund illiquidity.

               MUNICIPAL COMMERCIAL PAPER (All Funds). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of IBJS, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

               Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Appendix for a more complete description of securities ratings.

               MUNICIPAL NOTES (All Funds). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of IBJS, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

               Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

               MUNICIPAL BONDS (All Funds). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

               OPTIONS ON SECURITIES (Bond Fund, Core Equity Fund and Growth and Income Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

               The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian.

               The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

               Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

               The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

               FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES (Bond Fund, Core Equity Fund and Growth and Income Fund). Each Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when IBJS anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

               A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

               When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

               In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

               During a market decline or when IBJS anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when IBJS anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

               INTEREST RATE FUTURES CONTRACTS (Bond Fund, Core Equity Fund and Growth and Income Fund). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of IBJS, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

               OPTIONS ON INTEREST RATE FUTURES CONTRACTS (Bond Fund, Core Equity Fund and Growth and Income Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write
(sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

               RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

               The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of IBJS to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that IBJS possesses the skills necessary for the successful utilization of such transactions.

               The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

                             INVESTMENT RESTRICTIONS


               The following restrictions, all of which are fundamental policies, restate or are in addition to those described under "Investment Restrictions" in the Prospectuses.


             Each Fund, except as indicated, may not:

               (1) Invest more than 15% (10% with respect to the Money Market
Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

               (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

               (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

               (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

               (5) Invest in companies for the purpose of exercising control or management;

               (6) Invest more than 10% of its net assets in shares of other investment companies;

               (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

               (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

               (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

               (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

               (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, IBJS, the Sponsor, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

               (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

               (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

               (14) Write, purchase or sell puts, calls or combinations thereof, except that the Income, Stock and Growth and Income Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

               (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation.

                                   MANAGEMENT

TRUSTEES AND OFFICERS


               The principal occupations of the Trustees and executive officers of the Trust for the past five years as well as ages are listed below. The address of each, unless otherwise indicated, is 230 Park Avenue, New York, New York 10169. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

*JOHN J. PILEGGI, TRUSTEE and PRESIDENT; Director of Furman Selz LLC since 1994; Senior Managing Director of Furman Selz LLC (1992-1994); Managing Director of Furman Selz LLC (1984-1992); Age: 37

ROBERT H. DUNKER, TRUSTEE, (Retired); formerly, Executive Vice President, Trust Administration, First Fidelity Bank, N.A., New Jersey; Director, E.J. Brooks Co.; Trustee, Hanover Funds, Inc. (registered investment company); 410 NE Plantation Road #322, Stuart, FL 34996; Age: 65

STEPHEN V.R. GOODHUE, TRUSTEE; Retired; 237 Mount Holly Road, Katonah, New York 10536; Age: 67

EDWARD F. RYAN, TRUSTEE; Member, Arbitration Committee, New York Stock Exchange (5/85-11/91); Member, Advisory Board, MBW Venture Capital Partners Limited Partnership (5/84-Present); Director, Financial News Network Inc. (12/83-7/92); Director, Data Broadcasting Corporation (7/92-12/93);177 Highland Avenue, Short Hills, New Jersey 07078; Age: 73

GEORGE H. STEWART, TRUSTEE AND CHAIRMAN; (Retired); formerly, Vice President and Treasurer, Ciba-Geigy Corporation; 12380 Harbor Ridge Road, Palm City, Florida 34990; Age: 64

GORDON M. FORRESTER, VICE PRESIDENT AND TREASURER; Managing Director of Furman Selz LLC since 1995; Director of Furman Selz LLC from 1994 to 1995; Associate Director of Furman Selz prior to 1994; Age: 35

JOAN V. FIORE, VICE PRESIDENT AND SECRETARY, Managing Director and Counsel of Furman Selz LLC since 1991; Attorney at the U.S. Securities and Exchange Commission, Division of Investment Management (1986-1991); Age: 39

SHERYL HIRSCHFELD, ASSISTANT SECRETARY, Director of Corporate Secretary Services of Furman Selz LLC since 1994; Assistant to Corporate Secretary and General Counsel of the Dreyfus Corporation (1982-1994); Age: 35

               Trustees of the Trust not affiliated with the Sponsor receive from the Trust an annual retainer of $3,000 and a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Sponsor do not receive compensation from the Trust.




                               Compensation Table*

                                                      PENSION OR
                                                      RETIREMENT
                                                       BENEFITS                             TOTAL
                                      AGGREGATE        ACCRUED AS                        COMPENSATION
                                     COMPENSATION       PART OF           ESTIMATED        FROM THE
                                       FROM THE          TRUST         ANNUAL BENEFITS       FUND
NAME OF PERSON, POSITION                TRUST           EXPENSES       UPON RETIREMENT     COMPLEX
------------------------                -----           --------       ---------------     -------

Robert H. Dunker, Trustee              $4,000              0                  N/A          $4,000

Stephen V.R. Goodhue, Trustee           4,000              0                  N/A .         4,000

Edward F. Ryan, Trustee                 4,000              0                  N/A .         4,000

George Stewart, Trustee                 4,000              0                  N/A           4,000




----------------
* The total compensation estimated to be paid to such persons during a full fiscal year would be $5,500.


             As of the date of this SAI, Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds.

INVESTMENT ADVISER
IBJ SCHRODER BANK & TRUST COMPANY


               IBJ Schroder Bank & Trust Company provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for services thereunder, IBJS is entitled to receive from each Fund it manages a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus. For the period from February 1, 1995 (commencement of operations) to November 30, 1995, IBJS earned investment advisory fees of $74,958, $96,897, $387,797 and $214,009 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. For the same period, IBJS has voluntarily waived investment advisory fees of $11,703, $19,383, $64,441 and $35,817, for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively.

               The Adviser voluntarily agreed to cap the expense ratio of the Reserve Money Market Fund at 0.64% for the first year. In order to maintain this ratio the adviser has agreed to reimburse $46,886 to the Fund.

               IBJS, formed in 1929, provides banking, trust and investment services to individuals and institutions. It is 98.3% owned by The Industrial Bank of Japan, Limited (and 1.7% owned by Schroder Incorporated). IBJS acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporation. Its investment management responsibilities, as of December 31, 1995, included accounts with aggregate assets of approximately $1.5 billion. The principal business address of IBJS is One State Street, New York, New York 10004.


               The Investment Advisory Contracts for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by IBJS, on 60 days written notice by either party to the Contract and will terminate automatically if assigned.

DISTRIBUTION OF FUND SHARES

               The Trust retains IBJ Funds Distributor, Inc., to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

               The Trustees of the Fund have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule l2b-1 of the Investment Company Act of 1940 (the "1940 Act") for the Premium class shares of the Fund after having concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its Premium class shareholders. The Plan provides for a monthly payment by the Premium class shares of the Fund to the Distributor in such amounts that the Distributor may request or for direct payment by the Premium class shares of the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.35%. (Certain expenses of the Fund may be reduced in accordance with applicable state expense limitations. See "Fees and Expenses").

               The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (but not including banks) for their assistance in distributing shares of the Fund and otherwise promoting the sale of Fund shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors; the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

               The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Premium class shares of the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust.


               The Plan and the related Administrative Services Contract between the Trust and the Sponsor are subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees of the Trust approved the Plan at a meeting held on December 21, 1995. The Plan was submitted to the shareholders of the Premium class shares of the Fund and approved at a special meeting held on November 17, 1994. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract or by vote of the holders of a majority of the shares of the Fund. No payments were made pursuant to the Plan on behalf of any of the Funds during the period from February 1, 1995 (commencement of operations) to November 30, 1995.


ADMINISTRATIVE SERVICES


               Furman Selz provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by IBJS, the Distributor, transfer agent, custodians, independent accountants, legal counsel and others. In addition, Furman Selz furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and

Trustees affiliated with Furman Selz. For these services, Furman Selz receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For the period from February 1, 1995 (commencement of Operations) to November 30,1995, Furman Selz earned Administrative Services fees of $31,630, $29,070, $97,007 and $53,463 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses. For the period from February 1, 1995 (commencement of operations) to November 30, 1995, Furman Selz earned Fund Accounting fees and expenses of $26,667, $30,757, $27,854 and $40,164 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Services Agreement between the Trust and the Administrator, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year per fund plus out of pocket expenses.


               The Administrative Services Contract is terminable with respect to the Funds without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Contract upon not more than 60 days written notice to the Administrator or by vote of the holders of a majority of the shares of the Funds, or, upon 60 days notice, by the Administrator. The Administrative Services Contract will terminate automatically in the event of its assignment.

SERVICE ORGANIZATIONS

               For Premium Class Shareholders, the Trust also contracts with banks (including IBJS), trust companies, broker-dealers (other than Furman Selz) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. The payments will not exceed on an annualized basis an amount equal to 0.50% of the average daily value during the month of Fund shares owned by customers in subaccounts of which the Service Organization is record owner as nominee for its customers. Neither Furman Selz, nor the Distributor will be a Service Organization or receive fees for servicing.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

               If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                           EXPENSES AND EXPENSE LIMITS

               Currently, California is the only state imposing limitations on the expenses of the Funds. Those expense limitations are 2-1/2 percent of the first $30 million of a Fund's average net assets, 2 percent of the next $70 million and 1-1/2 percent of a Fund's remaining average net assets. If in any fiscal year expenses of the Funds (excluding taxes, interest, expenses under the Plan, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative fees) exceed the expense limitations applicable to the Funds imposed by the securities regulations of any state, IBJS will reimburse the Funds for the excess.

               Except for the expenses paid by the IBJS and Furman Selz, the Funds bear all costs of their operations.


                        DETERMINATION OF NET ASSET VALUE

               As indicated under "Fund Share Valuation" in the applicable Prospectus, the Money Market Fund uses the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Funds would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

               Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS"), such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board and subject to the ratification of the Board.

               In addition, a Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that, a Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation, and the limitation with respect to puts does not apply to unconditional puts if no more than 10% of a Fund's total assets are invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of a Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of a Fund's total assets or $1,000,000.

               Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $l.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

               The Non-Money Market Funds value their portfolio securities in accordance with the procedures described in the Prospectus.


                             PORTFOLIO TRANSACTIONS

               Investment decisions for the Funds and for the other investment advisory clients of IBJS are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of IBJS is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

               The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, IBJS is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

               Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions.

               The cost of executing portfolio securities transactions for the Money Market Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or the Sponsor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

               IBJS may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to IBJS. By allocating transactions in this manner, IBJS is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

               Some of these services are of value to IBJS in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because IBJS or its affiliates receive such services.

               As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), IBJS may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to IBJS an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

               Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, IBJS may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

               For the period from February 1, 1995 (commencement of operations) to November 30, 1995,$0, $0, $110,373 and $40,160 in brokerage commissions were paid on behalf of the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively.


PORTFOLIO TURNOVER


               Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds' Prospectuses. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for the Bond Fund, Core Equity Fund and Growth and Income Fund for the period from February 1, 1995 (commencement of operations) to November 30, 1995 was 297%, 37%, and 78%, respectively.



                                    TAXATION


               The Fund has elected to be treated as a regulated investment company and qualifies as such for the fiscal year ended November 30, 1995. The Fund intends to continue to qualify by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.


               Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

               Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.
A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

               A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

               Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

               Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

               Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

             Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as longterm capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

             Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of a

Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

             The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call Option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

             Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

             Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

             A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

             Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

             Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

             Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

             Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether tho foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

             Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income has defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

             The Funds are  required to report to the Internal  Revenue  Service
("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

             The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).


                                OTHER INFORMATION

CAPITALIZATION

             The Trust is a Delaware business trust established under a Declaration of Trust dated August 25, 1994 and currently consists of four separately managed portfolios. Each portfolio is comprised of two classes of shares -- the "Service Class" and the "Premium Class". The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

             Expenses incurred in connection with each Fund's organization and the public offering of its shares are being amortized on a straight-line basis over a period of not more than five years.

VOTING RIGHTS

                  Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.
             The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

PRINCIPAL SHAREHOLDERS

             As of March 4, 1996, the following persons owned of record or beneficially 5% or more of each of the Fund's Shares:

                            Reserve Money Market Fund
                              Service Class Shares

             IBJ Schroder Bank & Trust Company                    37,746,472.07
             One State Street, 7th Floor                                  92.44%
             New York, NY  10004-1505

             Patterson Belknap                                     2,480,070.91
             Webb E. Tyler LLP                                             6.07%
             1133 Avenue of the Americas
             New York, NY  10036-6710


                                    Bond Fund
                              SERVICE CLASS SHARES

             IBJ Schroder Bank & Trust Company                     2,736,458.29
             One State Street, 7th Floor                                  99.95%
             New York, NY   10004-1505


                                Core Equity Fund
                              SERVICE CLASS SHARES

             IBJ Schroder Bank & Trust Company                     6,838,235.21
             One State Street, 7th Floor                                  99.91%
             New York, NY   10004-1505


                                   Core Equity
                              Premium Class Shares

             Furman Selz LLC                                           1,308.29
             230 Park Avenue, 12th Floor                                  99.53%
             New York, NY   10169-0005


CUSTODIAN TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

             IBJ Schroder Bank & Trust Company acts as custodian of the Trust's assets. Furman Selz acts as transfer agent for the Funds. The Trust compensates Furman Selz for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

 INDEPENDENT ACCOUNTANTS

             Coopers & Lybrand L.L.P. has been selected as the independent accountants for the Trust. Coopers & Lybrand L.L.P. provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Coopers & Lybrand L.L.P.'s address is 1301 Avenue of the Americas, New York, New York 10019-6013.

YIELD AND PERFORMANCE INFORMATION

             The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

             Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                       /365/7/
             Effective Yield  [(Base Period Return + 1)       - 1.

             For the period ended November 30, 1995, the seven day yield and seven day effective yield for the Service Class Shares of the Reserve Money Market Fund was 4.95% and 5.07%, respectively.

             Quotations of yield for the Non-Money Market Funds will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:
                                /6/
             YIELD = 2[(A-B + 1)   -l]
                        ---
                        cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d the maximum offering price per share on the last day of the period.

             For the period ended November 30, 1995, the thirty day (or one month) yield for the Service Class shares of the Bond Fund, Core Equity Fund and Growth and Income Fund was 5.16%, 1.07% and 2.78%, respectively.

             Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:
             /n/
    P (1 + T)   = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

             The average annual total return for the Service Class Shares of the Bond Fund, Core Equity Fund and Growth and Income Fund for the period February 1, 1995 (commencement of operations) to November 30, 1995 was 12.28%, 29.70% and 20.82%, respectively.

             Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

             In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

             Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

             Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.


                              FINANCIAL STATEMENTS

             The Financial Statements, including the report of Coopers & Lybrand L.L.P., are included in this Statement of Additional Information for the period from February 1, 1995 (commencement of operations) to November 30, 1995.

IBJ FUNDS Trust
RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               Yield to
                                                               Maturity
Credit                                                        at Time of      Maturity                         Value
Ratings*                                                       Purchase         Date           Principal     (Note 2a)
-------                                                       ----------      --------         ---------     ---------
              COMMERCIAL PAPER -- 52.04%
A1/P1         American Express Credit...........................  5.70%        12/01/95       $ 600,000     $ 600,000
A1/P1         American Express Credit...........................  5.65         12/06/95         500,000       499,622
A1/P1         Brown-Forman Corp.................................  5.72         12/08/95       1,330,000     1,328,521
A1+/P1        Chevron Oil Finance Co............................  5.72         12/07/95       1,250,000     1,248,849
A1/P1         Ford Credit Europe plc............................  5.73         12/04/95       1,250,000     1,249,421
A1+/P1        General Electric Capital Corp.....................  5.74         12/21/95       1,250,000     1,246,457
A1/P1         IBM Credit Corp...................................  5.73         12/15/95       1,250,000     1,247,326
A1/P1         Kubota Finance USA Inc............................  6.04         01/22/96       1,250,000     1,239,289
A1+/P1        National Rural Utilities Cooperative Finance Corp.  5.69         12/13/95       1,200,000     1,197,771
A1/P1         Southern Company (a)..............................  5.73         12/01/95         780,000       780,000
A1/P1         Southern Company (a)..............................  5.71         12/06/95         700,000       699,465
A1/P1         Texaco Inc........................................  5.74         12/19/95       1,250,000     1,246,412
A1/P1         US West Capital Funding...........................  5.70         12/04/95       1,240,000     1,239,469
A1/P1         Weyerhauser Real Estate...........................  5.72         12/18/95       1,250,000     1,246,950
                                                                                                          -----------
              TOTAL COMMERCIAL PAPER ...........................                                           15,069,552
                                                                                                          -----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.07%

AAA/Aaa       Federal Farm Credit Discount Notes................  5.60         12/01/95       4,250,000     4,250,000
AAA/Aaa       Federal Home Loan Bank Discount Notes.............  5.62         01/04/96       1,250,000     1,243,780
AAA/Aaa       Federal Home Loan Bank Discount Notes.............  5.57         01/10/96       2,500,000     2,485,049
AAA/Aaa       Federal Home Loan Mortgage Corp. Discount Notes...  5.61         12/13/95       1,000,000       998,130
AAA/Aaa       Federal Home Loan Mortgage Corp. Discount Notes...  5.59         01/22/96       3,300,000     3,274,449
AAA/Aaa       Federal National Mortgage Corp. Discount Notes....  5.58         12/13/95         800,000       798,538
                                                                                                          -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .........                                           13,049,946
                                                                                                          -----------

              SHORT-TERM INVESTMENTS -- 1.92%

NR/NR         TempCash Provident Money Market Investment Fund...   N/A                          555,538       555,538
                                                                                                          -----------
              TOTAL SHORT-TERM INVESTMENTS .....................                                              555,538
                                                                                                          -----------

              TOTAL INVESTMENTS (AMORTIZED COST $28,675,036)+-- 99.03%
28,675,036
              CASH AND OTHER ASSETS, NET OF LIABILITIES-- 0.97%                                               280,671
                                                                                                          -----------
              NET ASSETS-- 100.00% .............................                                          $28,955,707
                                                                                                          ===========

   * See page 13 for Credit Ratings Summary.
   + Cost for book and tax purposes is the same.
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
BOND FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 Credit                                                                                                        Market
Ratings*   Principal                                                                          Cost             Value
--------   ---------                                                                          ----             -----

                        U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 54.03%
                        GOVERNMENT AGENCY OBLIGATIONS -- 18.15%
AAA/Aaa   $1,250,000    Federal Farm Credit Medium Term Notes, 6.32%, 09/09/2002.......... $1,249,609        $1,278,650
AAA/Aaa      500,000    Federal Home Loan Mortgage Corp., 6.385%, 06/13/2000..............    497,890           501,595
AAA/Aaa    1,250,000    Federal Home Loan Mortgage Corp., 6.54%, 03/21/2001...............  1,245,595         1,266,125
AAA/Aaa    1,000,000    Federal Home Loan Mortgage Corp., 7.55%, 06/10/2004...............    997,940         1,042,770
AAA/Aaa      500,000    Federal National Mortgage Association Medium Term Notes, 6.08%,
                          09/25/2000 .....................................................    500,152           505,970
AAA/Aaa       21,510    Federal Home Loan Mortgage Corp. Pool #285113, 7.50%, 02/01/2017..     21,024            21,755
AAA/Aaa        4,020    Government National Mortgage Association Pool #39821, 11.50%,
                          04/15/2010 .....................................................      4,381             4,504
AAA/Aaa      100,479    Government National Mortgage Association Pool #102627, 13.00%,
                          06/15/2014 .....................................................    112,494           113,208
AAA/Aaa       74,364    Government National Mortgage Association Pool #115224, 13.00%,
                          11/15/2014 .....................................................     83,179            83,700
AAA/Aaa       50,489    Government National Mortgage Association Pool #120883, 13.00%,
                          12/15/2014 .....................................................     56,444            56,779
                                                                                           ----------        ----------
                                                                                            4,768,708         4,875,056
                                                                                           ----------        ----------
                        U.S. TREASURY OBLIGATIONS -- 35.88%
AAA/Aaa    1,500,000    Notes, 6.50%, 05/15/2005..........................................  1,558,710         1,577,940
AAA/Aaa    1,500,000    Notes, 6.75%, 06/30/1999..........................................  1,536,546         1,560,090
AAA/Aaa    1,000,000    Notes, 6.75%, 04/30/2000..........................................  1,027,339         1,046,510
AAA/Aaa    1,000,000    Notes, 8.00%, 05/15/2001..........................................  1,081,821         1,112,310
AAA/Aaa    1,500,000    Notes, 6.375%, 08/15/2002.........................................  1,504,529         1,560,585
AAA/Aaa    2,000,000    Notes, 6.25%, 02/15/2003..........................................  2,018,585         2,066,380
AAA/Aaa      650,000    Notes, 7.25%, 08/15/2004..........................................    677,098           714,161
                                                                                           ----------        ----------
                                                                                            9,404,628         9,637,976
                                                                                           ----------        ----------
                        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..................... 14,173,336        14,513,032
                                                                                           ----------        ----------

                        CORPORATE OBLIGATIONS -- 40.50%
                        AUTOMOBILES -- 1.35%
A-/A3        350,000    GMAC Notes, 7.00%, 03/01/2000.....................................    351,843           361,812
                                                                                           ----------        ----------

                        BANKING -- 3.45%
A+/A2        500,000    BankAmerica Corp. Medium Term Notes, 7.125%, 05/12/2005...........    505,905           524,375
A-/Baa1      400,000    Old Kent Financial Sub. Notes, 6.625%, 11/15/2005.................    397,808           401,000
                                                                                           ----------        ----------
                                                                                              903,713           925,375
                                                                                           ----------        ----------
                        BEVERAGES -- 1.29%
AA/Aa3       350,000    Coca-Cola Co. Notes, 6.00%, 07/15/2003............................    341,548           346,062
                                                                                           ----------        ----------

                        CHEMICALS -- 1.95%
A-/A3        350,000    International Minerals & Chemicals Debs., 9.875%, 03/15/2011......    368,559           394,187
BBB-/Baa3    125,000    Lyondell Petrochemical Co. Notes, 8.25%, 03/15/1997...............    124,524           128,386
                                                                                           ----------        ----------
                                                                                              493,083           522,573
                                                                                           ----------        ----------
                        DURABLE GOODS -- 2.07%
A+/A3        250,000    Whirlpool Corp. Debs., 9.00%, 03/01/2003..........................    258,378           286,875
A/A2         254,000    Xerox Corp. Debs., 9.625%, 09/01/1997.............................    261,539           270,193
                                                                                           ----------        ----------
                                                                                              519,917           557,068
                                                                                           ----------        ----------
                See accompanying notes to financial statements.

IBJ FUNDS Trust
BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 Credit                                                                                                        Market
Ratings*   Principal                                                                          Cost             Value
--------   ---------                                                                          ----             -----
                        CORPORATE OBLIGATIONS (CONTINUED)
                        FINANCIAL SERVICES -- 4.97%
AA-/Aa3     $350,000    Associates Corp. N.A. Sr. Notes, 7.50%, 04/15/2002................  $ 351,913         $ 374,500
A+/A1        285,000    Commercial Credit Co. Notes, 6.875%, 05/01/2002...................    289,878           295,331
A/A2         350,000    Household Finance Co. Notes, 6.75%, 06/01/2000....................    352,272           358,750
BBB/Baa1     263,000    ITT Financial Debs., 9.375%, 12/15/2001...........................    283,070           307,053
                                                                                           ----------        ----------
                                                                                            1,277,133         1,335,634
                                                                                           ----------        ----------
                        FOOD -- 1.11%
BBB/Baa2     283,000    Nabisco Inc. Medium Term Notes, 7.63%, 08/13/2001.................    290,713           298,919
                                                                                           ----------        ----------

                        FOREST PRODUCTS & PAPER -- 1.28%
BBB/Baa1     325,000    Champion International Corp. Notes, 7.70%, 12/15/1999.............    339,048           342,875
                                                                                           ----------        ----------

                        MACHINERY -- 0.81%
BBB-/Baa3    210,000    Case Corp. Notes, 7.25%, 08/01/2005...............................    213,321           218,400
                                                                                           ----------        ----------

                        OIL/GAS -- 5.26%
AAA/Aa1      500,000    Amoco Canada Debs., 7.95%,10/01/2022..............................    517,293           553,750
AA-/A1       250,000    British Gas Financial Debs., 8.75%, 03/15/1998....................    254,952           265,625
NR/NR        250,000    Hydro Quebec Medium Term Notes, 8.59%, 08/22/2001.................    251,404           276,250
A+/A1        300,000    Texaco Capital Debs., 9.00%, 11/15/1997...........................    309,281           318,375
                                                                                           ----------        ----------
                                                                                            1,332,930         1,414,000
                                                                                           ----------        ----------
                        PHARMACEUTICAL -- 0.95%
AAA/Aaa      250,000    Johnson & Johnson Debs., 8.00%, 09/01/1998........................    251,361           254,375
                                                                                           ----------        ----------

                        TRANSPORTATION -- 4.62%
BBB/Baa2     411,000    Canadian National Railway Notes, 7.00%, 03/15/2004................    409,795           420,761
A-/A3        140,000    Canadian Pacific Notes, 6.875%, 04/15/2003........................    141,726           143,675
AA/Aa1       350,000    Conrail, Inc. Notes, 6.86%, 12/31/2007............................    344,435           362,485
BBB+/A3      300,000    CSX Corp Notes, 7.00%, 09/15/2002.................................    299,280           314,625
                                                                                           ----------        ----------
                                                                                            1,195,236         1,241,546
                                                                                           ----------        ----------
                        UTILITIES -- 11.39%
A/A2         350,000    Central Power & Light Notes, 6.875%, 02/01/2003...................    359,576           361,813
A-/A3        250,000    Cincinnati Gas & Electric Notes, 6.45%, 02/15/2004................    249,875           249,063
A/A2         250,000    Delmarva Power & Light Notes, 6.40%, 07/01/2003...................    248,472           251,563
BBB/Baa2     500,000    Illinois Power Notes, 6.50%, 08/01/2003...........................    502,914           506,505
A/A2         276,000    Iowa Electric Light & Power Notes, 6.00%, 10/01/2008..............    261,344           263,925
BBB+/Baa1    310,000    Jersey Central Power & Light Notes, 6.375%, 05/01/2003............    305,031           308,062
AA/Aa3       400,000    National Rural Utilities Notes, 6.50%, 09/15/2002.................    402,535           407,500
A-/A3        300,000    Pacific Gas & Electric Medium Term Notes, 9.08%, 12/15/1997.......    306,029           318,375
BBB+/Baa1    400,000    Philadelphia Electric Notes, 6.375%, 08/15/2005...................    392,992           393,000
                                                                                           ----------        ----------
                                                                                            3,028,768         3,059,806
                                                                                           ----------        ----------
                        TOTAL CORPORATE OBLIGATIONS ...................................... 10,538,614        10,878,445
                                                                                           ----------        ----------

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 Credit                                                                                                        Market
Ratings*   Principal                                                                          Cost             Value
--------   ---------                                                                          ----             -----
                        MUNICIPAL OBLIGATIONS -- 1.61 %
A+/NR       $393,000    Halifax NC Regional Economic Development Notes, 9.25%,
                          10/01/2005. ....................................................$   399,997       $   433,773
                                                                                          -----------       -----------
                        TOTAL MUNICIPAL OBLIGATIONS ......................................    399,997           433,773
                                                                                          -----------       -----------

                        SUPRA-NATIONAL OBLIGATIONS -- 1.00%
AA-/Aa1      250,000    African Development Bank Notes, 7.70%, 07/15/2002.................    260,886           269,688
                                                                                          -----------       -----------
                        TOTAL SUPRA-NATIONAL OBLIGATIONS .................................    260,886           269,688
                                                                                          -----------       -----------

 .                       SHORT TERM INVESTMENTS -- 2.31%
             619,231    TempCash Provident Money Market Investment Fund...................    619,231           619,231
                                                                                          -----------       -----------
                        TOTAL SHORT TERM INVESTMENTS .....................................    619,231           619,231
                                                                                          -----------       -----------

                        TOTAL INVESTMENTS-- 99.45% .....................................  $25,992,064+       26,714,169
                                                                                          ===========

                        CASH AND OTHER ASSETS, NET OF LIABILITIES-- 0.55% ................                      148,678
                                                                                                            -----------
                        NET ASSETS-- 100.00% .............................................                  $26,862,847
                                                                                                            ===========

* See page 13 for Credit Ratings Summary.
+ Cost for book and tax purposes is the same.

                 See accompanying note to financial statements.

IBJ FUNDS Trust
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                      Market
   Shares                              Cost           Value
   ------                              ----           ------

           COMMON STOCKS -- 97.60 %
           AEROSPACE / DEFENSE -- 4.45%
   54,500  Loral Corp............. $ 1,083,187    $ 1,846,187
   45,200  Raytheon Co............   1,514,200      2,011,400
                                   -----------    -----------
                                     2,597,387      3,857,587
                                   -----------    -----------
           APPAREL -- 1.78%
   42,600  Jones Apparel Group
             Inc.++                  1,011,494      1,538,925
                                   -----------    -----------
           AUTOMOBILES -- 2.07%
   49,000  Echlin Inc.............   1,646,150      1,788,500
                                   -----------    -----------
           BANKING -- 5.90%
   40,500  First American Corp....   1,209,937      1,847,812
   25,400  Nationsbank Corp.......   1,195,686      1,812,925
   59,500  Signet Banking Corp....   1,375,353      1,450,312
                                   -----------    -----------
                                     3,780,976      5,111,049
                                   -----------    -----------

           BUILDING MATERIALS -- 2.11%
   46,100  Sherwin-Williams Co....   1,555,802      1,826,713
                                   -----------    -----------
           CHEMICALS -- 5.94%
   24,000  Air Products &
             Chemicals Inc. ......   1,242,112      1,332,000
   26,200  Great Lakes Chemical
             Corp. ...............   1,496,675      1,863,475
   17,000  Monsanto Co............   1,281,807      1,946,500
                                   -----------    -----------
                                     4,020,594      5,141,975
                                   -----------    -----------

           COMPUTERS -- 3.75%
   26,000  Automatic Data
             Processing Inc.         1,534,000      2,070,250
   30,900  Reynolds & Reynolds Co.     990,771      1,178,063
                                   -----------    -----------
                                     2,524,771      3,248,313
                                   -----------    -----------

           ELECTRICAL EQUIPMENT-- 2.36%
   30,400  General Electric Co....   1,580,760      2,044,400
                                   -----------    -----------

           ELECTRONICS -- 5.54%
   20,400  Hewlett-Packard Co.....   1,157,558      1,690,650
   46,000  Molex Inc..............   1,321,203      1,541,000
   25,600  Motorola Inc...........   1,580,708      1,568,000
                                   -----------    -----------
                                     4,059,469      4,799,650
                                   -----------    -----------

           ENGINEERING -- 2.23%
   29,700  Fluor Corp.............   1,414,442      1,930,500
                                   -----------    -----------
           ENTERTAINMENT -- 4.18%
   30,700  The Walt Disney Co.....   1,759,706      1,845,838
   44,300  Time Warner Inc........   1,616,520      1,772,000
                                   -----------    -----------
                                     3,376,226      3,617,838
                                   -----------    -----------
           FINANCIAL SERVICES -- 2.04%
   28,200  Household International
             Inc. ................   1,131,226      1,762,500
                                   -----------    -----------

           FOOD -- 7.74%
   33,600  Campbell Soup Co.......   1,443,360      1,877,400
   67,000  Nabisco Holdings Corp.
             Class A..............   1,853,212      1,892,750
   56,300  Sara Lee Corp..........   1,530,296      1,815,675
   36,500  Sysco Corp.............   1,114,360      1,117,813
                                   -----------    -----------
                                     5,941,228      6,703,638
                                   -----------    -----------
           HOTELS / MOTELS -- 1.84%
   24,600  Hilton Hotels Corp.....   1,623,387      1,589,775
                                   -----------    -----------
           HOUSEHOLD PRODUCTS -- 2.24%
   26,500  Colgate-Palmolive Co...   1,652,570      1,941,125
                                   -----------    -----------
           INSURANCE -- 4.13%
   20,500  American International
             Group Inc............   1,393,980      1,839,875
   64,500  TIG Holdings Inc.......   1,328,517      1,741,500
                                   -----------    -----------
                                     2,722,497      3,581,375
                                   -----------    -----------
           MACHINERY -- 1.91%
   42,600  Dover Corp.............   1,211,437      1,656,075
                                   -----------    -----------




           MANUFACTURING -- 2.25%
   41,200  Allied Signal Inc......   1,457,450      1,946,700
                                   -----------    -----------
           MEDICAL -- 3.42%
   61,100  Caremark International
             Inc. ................   1,062,183      1,199,088
   34,200  Columbia HCA Healthcare
             Corp.................   1,408,265      1,765,575
                                   -----------    -----------
                                     2,470,448      2,964,663
                                   -----------    -----------
           METALS -- 1.88%
   27,900  Aluminum Company of
             America..............   1,110,377      1,632,150
                                   -----------    -----------
           OIL / GAS -- 8.25%
   15,200  Atlantic Richfield Co..   1,615,000      1,647,300
   50,200  Enron Corp.............   1,776,081      1,882,500
   15,500  Mobil Corp.............   1,339,993      1,617,813
   27,000  Texaco Inc.............   1,689,595      1,998,000
                                   -----------    -----------
                                     6,420,669      7,145,613
                                   -----------    -----------
           PHARMACEUTICALS -- 3.79%
   58,000  Ivax Corp..............   1,289,700      1,544,250
   30,000  Pfizer Inc.............   1,216,875      1,740,000
                                   -----------    -----------
                                     2,506,575      3,284,250
                                   -----------    -----------
           RETAIL -- 7.63%
   49,000  Kroger Co.++...........   1,163,750      1,641,500
   39,000  May Department Stores
             Co.                     1,385,452      1,701,375
   85,100  Price/Costco Inc.++....   1,201,163      1,414,788
   67,100  Revco D.S. Inc.++......   1,401,302      1,853,637
                                   -----------    -----------
                                     5,151,667      6,611,300
                                   -----------    -----------

                See accompanying notes to financial statements.

IBJ FUNDS Trust
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                      Market
   Shares                              Cost           Value
   ------                              ----           ------

           COMMON STOCKS (CONTINUED)
           TRANSPORTATION -- 1.11 %
   20,700  Kansas City Southern
           Industries, Inc........   $ 941,367    $   957,375
                                   -----------    -----------
           UTILITIES -- 9.06%
   32,500  AT&T Corp..............   1,610,618      2,145,000
   41,100  Duke Power Co..........   1,708,758      1,844,361
   36,300  SBC Communications Inc.   1,537,533      1,960,200
   47,400  Sprint Corp............   1,424,209      1,896,000
                                   -----------    -----------
                                     6,281,118      7,845,561
                                   -----------    -----------
           TOTAL COMMON STOCKS ...  68,190,087     84,527,550
                                   -----------    -----------
           SHORT TERM INVESTMENTS -- 2.44%
$2,116,832 TempCash Provident
             Money Market
             Investment Fund......   2,116,832      2,116,832
                                   -----------    -----------
           TOTAL SHORT TERM
             INVESTMENTS .........   2,116,832      2,116,832
                                   -----------    -----------
           TOTAL
             INVESTMENTS--100.04%  $70,306,919+    86,644,382
                                   ===========
           LIABILITIES IN EXCESS
             OF CASH AND OTHER
             ASSETS -- (0.04%)                        (31,644)
                                                  -----------
           NET ASSETS-- 100.00% ..                $86,612,738
                                                  ===========
 + Cost for book and tax purposes is the same
++ Non-income producing security

                See accompanying notes to financial statements.

IBJ FUNDS Trust
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995
--------------------------------------------------------------------------------
                                                      Market
   Shares                               Cost          Value
   ------                               ----          -----

           COMMON STOCKS -- 54.38%
           AEROSPACE/DEFENSE -- 2.35%
   18,000  Loral Corp.............   $ 357,750    $   609,750
   13,000  Raytheon Co............     435,500        578,500
                                   -----------    -----------
                                       793,250      1,188,250
                                   -----------    -----------
           APPAREL -- 1.06%
   14,900  Jones Apparel Group
             Inc.++ ..............     367,459        538,263
                                   -----------    -----------
           AUTOMOBILES -- 1.15%
   15,900  Echlin Inc.............     534,862        580,350
                                   -----------    -----------
           BANKING -- 3.49%
   13,400  First American Corp....     400,325        611,375
    8,500  Nationsbank Corp.......     407,306        606,688
   22,400  Signet Banking Corp....     495,610        546,000
                                   -----------    -----------
                                     1,303,241      1,764,063
                                   -----------    -----------
           BUILDING MATERIALS-- 1.28%
   16,300  Sherwin Williams Co....     556,185        645,888
                                   -----------    -----------
           CHEMICALS -- 3.44%
    8,000  Air Products &
             Chemicals Inc. ......     414,037        444,000
    9,200  Great Lakes Chemical
             Corp. ...............     532,235        654,350
    5,600  Monsanto Co............     440,703        641,200
                                   -----------    -----------
                                     1,386,975      1,739,550
                                   -----------    -----------
           COMPUTERS -- 1.96%
    7,500  Automatic Data
             Processing Inc.......     442,500        597,188
   10,400  Reynolds & Reynolds Co.     333,002        396,500
                                   -----------    -----------
                                       775,502        993,688
                                   -----------    -----------
           ELECTRICAL EQUIPMENT-- 1.36%
   10,200  General Electric Co....     543,762        685,950
                                   -----------    -----------
           ELECTRONICS -- 3.13%
    6,700  HewlettPackard Co......     365,623        555,262
   15,400  Molex Inc..............     452,262        515,900
    8,400  Motorola Inc...........     521,564        514,500
                                   -----------    -----------
                                     1,339,449      1,585,662
                                   -----------    -----------
           ENGINEERING -- 1.26%
    9,800  Fluor Corp.............     471,382        637,000
                                   -----------    -----------
           ENTERTAINMENT -- 2.36%
   10,300  The Walt Disney Co.....     590,999        619,287
   14,400  Time Warner Inc........     536,995        576,000
                                   -----------    -----------
                                     1,127,994      1,195,287
                                   -----------    -----------
           FINANCIAL SERVICES -- 1.06%
    8,600  Household International
             Inc. ................     345,818        537,500
                                   -----------    -----------

           FOOD -- 4.47%
   11,300  Campbell Soup Co.......     500,293        631,387
   21,800  Nabisco Holdings Corp.
             Class A..............     603,819        615,850
   20,000  Sara Lee Corp..........     546,511        645,000
   12,000  Sysco Corp.............     366,410        367,500
                                   -----------    -----------
                                     2,017,033      2,259,737
                                   -----------    -----------
           HOTELS/MOTELS -- 1.01 %
    7,900  Hilton Hotels Corp.....     527,264        510,538
                                   -----------    -----------
           HOUSEHOLD PRODUCTS-- 1.29%
    8,900  ColgatePalmolive Co....     569,709        651,925
                                   -----------    -----------
           INSURANCE -- 2.33%
    6,700  American International
             Group Inc............     455,588        601,325
   21,300  TIG Holdings Inc.......     451,769        575,100
                                   -----------    -----------
                                       907,357      1,176,425
                                   -----------    -----------
           MACHINERY -- 1.11%
   14,400  Dover Corp.............     409,500        559,800
                                   -----------    -----------
           MANUFACTURING -- 1.01%
   10,800  Allied Signal Inc......     382,050        510,300
                                   -----------    -----------
           MEDICAL -- 1.87%
   18,500  Caremark International
             Inc. ................     321,645        363,063



   11,300  Columbia HCA Healthcare
             Corp.................     467,374        583,362
                                   -----------    -----------
                                       789,019        946,425
                                   -----------    -----------
           METALS -- 1.05%
    9,100  Aluminum Company of
             America..............     364,561        532,350
                                   -----------    -----------
           OIL/GAS -- 4.50%
    4,900  Atlantic Richfield Co..     523,300        531,037
   16,600  Enron Corp.............     587,956        622,500
    4,500  Mobil Corp.............     389,277        469,688
    8,800  Texaco Inc.............     556,823        651,200
                                   -----------    -----------
                                     2,057,356      2,274,425
                                   -----------    -----------
           PHARMACEUTICALS -- 2.18%
   19,500  Ivax Corp..............     433,830        519,187
   10,100  Pfizer Inc.............     416,141        585,800
                                   -----------    -----------
                                       849,971      1,104,987
                                   -----------    -----------
           RETAIL -- 4.11 %
   16,400  Kroger Co.++...........     389,500        549,400
   10,200  May Department Stores Co.   361,828        444,975
   28,000  Price/Costco Inc.++....     394,625        465,500
   22,500  Revco D.S. Inc.++......     469,063        621,563
                                   -----------    -----------
                                     1,615,016      2,081,438
                                   -----------    -----------
           TRANSPORTATION -- 0.58%
    6,400  Kansas City Southern
             Industries, Inc......     290,401        296,000
                                   -----------    -----------

                See accompanying notes to financial statements.

IBJ FUNDS Trust
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------
                                                      Market
   Shares                               Cost          Value
   ------                               ----          -----
           COMMON STOCKS -- (CONTINUED)
           UTILITIES -- 4.97%
    9,600  AT&T Corp..............   $ 475,779      $ 633,600
   13,800  Duke Power Co..........     573,270        619,275
   12,000  SBC Communications Inc.     515,443        648,000
   15,400  Sprint Corp............     474,580        616,000
                                   -----------    -----------
                                     2,039,072      2,516,875
                                   -----------    -----------
           TOTAL COMMON STOCKS....  22,364,188     27,512,676
                                   -----------    -----------
           U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS -- 27.38%
           GOVERNMENT AGENCY OBLIGATIONS -- 12.34%
$2,000,000 Federal Home Loan Bank
             Discount Notes,
             02/16/1996...........   1,976,344      1,975,906
  500,000  Federal Home Loan Bank
             Medium Term Notes,
             6.07%, 06/30/2003....     488,551        505,695
  350,000  Tennessee Valley Authority
             Notes, 7.625%,
             09/15/1999...........     353,789        354,375
  750,000  Federal Home Loan
             Mortgage Corp.,
             6.54%, 03/21/2001....     736,930        759,675
  500,000  Federal Home Loan
             Mortgage Corp.,
             6.61%, 06/01/2000....     505,322        508,885
  500,000  Federal Home Loan
             Mortgage Corp., 7.445%,
             04/14/2004...........     494,219        516,420
  500,500  Federal National Mortgage
             Association, 6.50%,
             08/25/2004...........     459,439        507,634
  500,000  Federal National Mortgage
             Association Medium Term
             Notes, 6.08%,
             09/25/2000...........     500,152        505,970
  500,000  Federal National Mortgage
             Association Medium Term
             Notes, 7.52%, 04/23/2004  494,766        518,825
   23,448  Government National Mortgage
             Association Pool #102470,
             13.00%, 10/15/2013...      26,178         26,345
   57,025  Government National Mortgage
             Association Pool #55056,
             13.00%, 03/15/2012...      63,718         64,148
                                   -----------    -----------
                                     6,099,408      6,243,878
                                   -----------    -----------

           U.S. TREASURY OBLIGATIONS -- 15.04%
$ 500,000  Notes, 6.875%, 07/31/1999   509,054        522,160
1,500,000  Notes, 7.00%, 04/15/1999  1,532,221      1,568,730
1,500,000  Notes, 6.375%, 08/15/2002 1,521,557      1,560,585
1,250,000  Notes, 6.25%, 02/15/2003  1,270,695      1,291,487
  750,000  Notes, 7.25%, 08/15/2004    793,359        824,033
1,500,000  Notes, 6.50%, 05/15/2005  1,558,255      1,577,940
  250,000  Notes, 6.50%, 08/15/2005    258,738        263,045
                                   -----------    -----------
                                     7,443,879      7,607,980
                                   -----------    -----------
           TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS ..  13,543,287     13,851,858
                                   -----------    -----------
           CORPORATE OBLIGATIONS -- 14.68%
           AUTOMOBILES -- 1.22%
  250,000  GMAC Notes, 7.00%,
             03/01/2000...........     251,317        258,437
  350,000  GMAC Notes, 6.625%,
             10/01/2002...........     350,454        356,562
                                   -----------    -----------
                                       601,771        614,999
                                   -----------    -----------
           BANKING -- 1.83%
  500,000  BankAmerica Corp. Medium
             Term Notes, 7.125%,
             05/12/2005...........     505,905        524,375
  400,000  Old Kent Financial Sub. Notes,
             6.625%, 11/15/2005...     397,808        401,000
                                   -----------    -----------
                                       903,713        925,375
                                   -----------    -----------
           CHEMICALS -- 0.86%
  250,000  Dupont El de Nemours Medium
             Term Notes, 8.35%,
             05/15/1998...........     252,394        264,062
  150,000  International Minerals &
             Chemicals Debs.,
             9.875%, 03/15/2011...     157,954        168,938
                                   -----------    -----------
                                       410,348        433,000
                                   -----------    -----------
           COMPUTERS -- 0.21%
  100,000  IBM Corp. Notes, 7.25%,
             11/01/2002...........      99,828        106,000
                                   -----------    -----------
           DURABLE GOODS -- 0.45%
  215,000  Xerox Corp. Debs., 9.625%,
             09/01/1997...........     221,382        228,706
                                   -----------    -----------
           FINANCIAL SERVICES -- 1.91 %
  250,000  Associates Corp. N.A. Sr. Notes,
             7.50%, 04/15/2002....     251,367        267,500
  250,000  Commercial Credit Co. Notes,
             6.375%, 09/15/2002...     250,000        254,687

                See accompanying notes to financial statements.

IBJ FUNDS Trust
GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                      Market
   Shares                               Cost          Value
   ------                               ----          -----
           CORPORATE OBLIGATIONS (CONTINUED)
           FINANCIAL SERVICES -- (CONTINUED)
  150,000  ITT Financial Debs., 9.375%,
             12/15/2001...........   $ 161,447      $ 175,125
  250,000  JP Morgan Sub Notes, 7.625%,
             09/15/2004...........     248,077        270,312
                                   -----------    -----------
                                       910,891        967,624
                                   -----------    -----------
           OIL/GAS -- 2.33%
 $350,000  Amoco Canada Debs., 7.95%,
             10/01/2022...........     362,758        387,625
  250,000  British Gas Financial Debs.,
             8.75%, 03/15/1998....     254,952        265,625
  250,000  Exxon Capital Corp. Debs.,
             7.75%, 02/14/1996....     250,114        251,018
  250,000  Hydro Quebec Medium Term
             Notes, 8.59%, 08/22/2001  251,404        276,250
                                   -----------    -----------
                                     1,119,228      1,180,518
                                   -----------    -----------
           TRANSPORTATION -- 1.23%
  300,000  Canadian National Railway Notes,
             7.00%, 03/15/2004....     303,905        307,125
  300,000  CSX Corp Notes, 7.00%,
             09/15/2002...........     299,280        314,625
                                   -----------    -----------
                                       603,185        621,750
                                   -----------    -----------
           UTILITIES -- 4.64%
  300,000  Central Power & Light Notes,
             6.875%, 02/01/2003...     308,208        310,125
  250,000  Cincinnati Gas & Electric Notes,
             6.45%, 02/15/2004....     249,875        249,062
  250,000  Delmarva Power & Light Notes,
             6.40%, 07/01/2003....     248,472        251,563
  400,000  Illinois Power Notes, 6.50%,
             08/01/2003...........     402,331        405,204
  300,000  Pacific Gas & Electric Medium
             Term Notes, 9.08%,
             12/15/1997...........     306,029        318,375
  420,000  Philadelphia Electric Notes,
             6.625%, 03/01/2003...     420,000        424,200
  400,000  Philadelphia Electric Notes,
             6.375%, 08/15/2005...     392,988        393,000
                                   -----------    -----------
                                     2,327,903      2,351,529
                                   -----------    -----------
           TOTAL CORPORATE
             OBLIGATIONS             7,198,249      7,429,501
                                   -----------    -----------

           MUNICIPAL OBLIGATIONS -- 0.82%
$ 377,000  Halifax NC Regional Economic
             Development Notes,
             9.25%, 10/01/2005....     383,711        416,114
                                   -----------    -----------
           TOTAL MUNICIPAL
             OBLIGATIONS               383,711        416,114
                                   -----------    -----------
           SUPRA-NATIONAL OBLIGATIONS -- 0.53%
  250,000  African Development Bank
             Sub. Notes, 7.70%,
             07/15/2002...........     260,887        269,688
                                   -----------    ------------
           TOTAL SUPRA NATIONAL
             OBLIGATIONS .........     260,887        269,688
                                   -----------    -----------
           SHORT TERM INVESTMENTS -- 1.97%
  998,549  TempCash Provident Money
             Market Investment Fund    998,549        998,549
                                   -----------    -----------
           TOTAL SHORT TERM
             INVESTMENTS .........     998,549        998,549
                                   -----------    -----------
           TOTAL
             INVESTMENTS-- 99.76%  $44,748,871+    50,478,386
                                   ===========
           CASH AND OTHER ASSETS
             NET OF LIABILITIES-- 0.24%               119,947
                                                  -----------
           NET ASSETS-- 100.00% ..                $50,598,333
                                                  ===========

  + Cost for book and tax purposes is the same.
 ++ Non-income producing security.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
PORTFOLIO OF INVESTMENTS (CONTINUED)-- NOVEMBER 30, 1995
--------------------------------------------------------------------------------

*CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICE INC. (UNAUDITED)

STANDARD & POOR'S       MOODY'S
---------------         -------
      A1                  P1        Instrument of the highest quality.

      AAA                 Aaa       Instrument judged to be of the highest
                                      quality and carrying the smallest amount
                                      of investment risk.
      AA                  Aa        Instrument judged to be of high quality by
                                      all standards.
       A                   A        Instrument judged to be adequate by all
                                      standards.
      BBB                 Baa       Instrument judged to be of modest quality
                                      by all standards.

      NR                  NR        Not Rated. In the opinion of the Investment
                                     Adviser, instrument judged to be of
                                     comparable investment quality to rated
                                     securities which may be purchased by the Fund.

     For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     U.S. Government Issues have an assumed rating of AAA/Aaa.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               RESERVE MONEY                CORE EQUITY    GROWTH AND
                                                                MARKET FUND    BOND FUND       FUND        INCOME FUND
                                                                -----------   -----------   ----------     -----------
ASSETS
Investments, at value (cost $28,675,036, $25,992,064,
  $70,306,919, $44,748,871).............................       $28,675,036   $26,714,169    $86,644,382    $50,478,386
Cash....................................................           260,756         6,053         11,512          8,747
Receivable for investments sold.........................                 0       264,460         57,783        281,795
Receivable for Fund shares sold.........................                 0         4,538         14,424         34,791
Interest receivable.....................................             2,055       440,450          9,685        293,609
Dividends receivable....................................                 0             0        190,969         62,370
Receivable from sponsor (Note 3)........................            46,886             0              0              0
Deferred organization expenses (Note 2e)................            23,987        23,987         23,987         23,987
                                                               -----------   -----------    -----------    -----------
    Total assets........................................        29,008,720    27,453,657     86,952,742     51,183,685
                                                               -----------   -----------    -----------    -----------
LIABILITIES
Payable for investments purchased.......................                 0       514,109        181,856        443,380
Payable for Fund shares redeemed........................                 0           623         12,516         31,920
Income distribution payable (Note 2c)...................                 0             0              0              0
Advisory fee payable (Note 3)...........................             7,097         8,722         34,497         20,467
Administrative fee payable (Note 3).....................             3,551         3,271         10,349          6,146
Accrued expenses........................................            42,365        64,085        100,786         83,439
                                                               -----------   -----------    -----------    -----------
    Total liabilities...................................            53,013       590,810        340,004        585,352
                                                               -----------   -----------    -----------    -----------
NET ASSETS..............................................       $28,955,707   $26,862,847    $86,612,738    $50,598,333
                                                               ===========   ===========    ===========    ===========
NET ASSETS CONSIST OF:
Capital Stock, $.001 par value
  per share; (unlimited shares authorized)..............          $ 28,959       $ 2,507        $ 6,677        $ 4,293
Additional paid-in capital..............................        28,929,682    25,183,688     66,373,741     43,704,123
Accumulated undistributed/(excess distributions of) net
  investment income.....................................                 0             0        839,554        (12,866)
Accumulated undistributed net realized gain/(loss) on investments   (2,934)      954,547      3,055,303      1,173,268
Net unrealized appreciation of investments..............                 0       722,105     16,337,463      5,729,515
                                                               -----------   -----------    -----------    -----------
NET ASSETS..............................................       $28,955,707   $26,862,847    $86,612,738    $50,598,333
                                                               ===========   ===========    ===========    ===========
SHARES OF BENEFICIAL INTEREST
Premium Class:
Net assets..............................................          $ 13,123      $ 14,091       $ 16,292       $ 15,166
                                                               ===========   ===========    ===========    ===========
Shares of beneficial interest outstanding...............            13,124         1,315          1,256          1,287
                                                               ===========   ===========    ===========    ===========
Net asset value per share (Net Assets / Shares Outstanding)         $ 1.00       $ 10.72        $ 12.97       $  11.78

Service Class:
Net assets..............................................       $28,942,584   $26,848,756    $86,596,446    $50,583,167
                                                               ===========   ===========    ===========    ===========
Shares of beneficial interest outstanding...............        28,945,517     2,505,331      6,675,290      4,292,094
                                                               ===========   ===========    ===========    ===========
Net asset value per share (Net Assets / Shares Outstanding)         $ 1.00       $ 10.72        $ 12.97       $  11.79

                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENT OF OPERATIOINS
FOR THE PERIOD FEBRUARY 1, 1995* TO NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               RESERVE MONEY                 CORE EQUITY   GROWTH AND
                                                                MARKET FUND    BOND FUND        FUND       INCOME FUND
                                                               ------------   ----------     ----------    ----------
Investment income:
  Interest income.......................................        $1,262,054   $ 1,306,925      $ 168,231     $1,080,474
  Dividend income.......................................                 0            0       1,246,534        383,216
                                                                ----------    ----------    -----------     ----------
    Total Income........................................         1,262,054     1,306,925      1,414,765      1,463,690
                                                                ----------    ----------    -----------     ----------
Expenses:
  Advisory (Note 3).....................................            74,958        96,897        387,797        214,009
  Administrative services (Note 3)......................            31,630        29,070         97,007         53,463
  Fund accounting fees and expenses (Note 3)............            26,667        30,757         27,854         40,164
  Audit.................................................            11,000        18,000         18,000         18,000
  Legal.................................................            12,005        10,276         31,814         19,405
  Registration..........................................             9,250         9,833         22,375         13,042
  Custodian fees........................................             6,000         6,672         21,000         10,333
  Amortization of organization expense..................             4,788         4,788          4,788          4,788
  Printing..............................................             4,109         4,109          4,411          4,109
  Trustees'.............................................             3,975         3,975          3,975          3,975
  Insurance.............................................             2,416         2,341          7,693          3,837
  Transfer and shareholder servicing agent (Note 3).....             2,958         2,567          2,215          2,125
  Miscellaneous.........................................             3,781        18,700         10,723         22,754
                                                                ----------    ----------    -----------     ----------
    Total expenses before waivers/reimbursements........           193,537       237,985        639,652        410,004
    Less expenses waived/reimbursed.....................           (58,589)      (19,383)       (64,441)       (35,817)
                                                                ----------    ----------    -----------     ----------
    Net expenses........................................           134,948       218,602        575,211        374,187
                                                                ----------    ----------    -----------     ----------
Net investment income...................................         1,127,106     1,088,323        839,554      1,089,503
                                                                ----------    ----------    -----------     ----------
Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments.................            (2,934)      954,547      3,055,303      1,173,268
Net increase in unrealized appreciation of investments..                 0       722,105     16,337,463      5,729,515
                                                                ----------    ----------    -----------     ----------
    Net realized and unrealized gain/(loss) on investments          (2,934)    1,676,652     19,392,766      6,902,783
                                                                ----------    ----------    -----------     ----------
Net increase in net assets resulting from operations....        $1,124,172   $ 2,764,975    $20,232,320     $7,992,286
                                                                ==========    ==========    ===========     ==========
*Commencement of Operations.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 1, 1995* TO NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                               RESERVE MONEY                CORE EQUITY    GROWTH AND
                                                                MARKET FUND    BOND FUND       FUND        INCOME FUND
                                                               ------------   ----------    ----------     ----------
Operations:
    Net investment income...............................       $ 1,127,106   $ 1,088,323     $  839,554    $ 1,089,503
    Net realized gain/(loss) on investments.............            (2,934)      954,547      3,055,303      1,173,268
    Net change in unrealized appreciation of investments                 0        722,105     16,337,463     5,729,515
                                                               -----------   -----------    -----------    -----------
Net increase in net assets resulting from operations....         1,124,172     2,764,975     20,232,320      7,992,286
                                                               -----------   -----------    -----------    -----------
Dividends to shareholders from net investment income:
    Premium Class.......................................              (564)         (623)             0           (348)
    Service Class.......................................        (1,126,542)   (1,087,700)             0     (1,102,021)
                                                               -----------   -----------    -----------    -----------
    Decrease in net assets resulting from dividends
      to shareholders...................................        (1,127,106)   (1,088,323)             0     (1,102,369)
                                                               -----------   -----------    -----------    -----------
Capital Share Transactions:
  Proceeds from sales of shares:
    Premium Class.......................................                60            60             60             60
    Service Class.......................................        66,759,082    29,612,433     89,149,468     48,843,232
                                                               -----------   -----------    -----------    -----------
                                                                66,759,142    29,612,493     89,149,528     48,843,292
                                                               -----------   -----------    -----------    -----------
Net asset value of shares issued to shareholders in
  reinvestment of dividends:
    Premium Class.......................................               564           623              0            348
    Service Class.......................................         1,126,542     1,087,700              0      1,102,021
                                                               -----------   -----------    -----------    -----------
                                                                 1,127,106     1,088,323              0      1,102,369
                                                               -----------   -----------    -----------    -----------
Net asset value of shares redeemed:
    Premium Class.......................................                 0             0              0              0
    Service Class.......................................       (38,952,607)   (5,539,621)   (22,794,110)    (6,262,245)
                                                               -----------   -----------    -----------    -----------
                                                               (38,952,607)   (5,539,621)   (22,794,110)    (6,262,245)
                                                               -----------   -----------    -----------    -----------
    Net increase in net assets from capital share
      transactions .....................................        28,933,641    25,161,195     66,355,418     43,683,416
                                                               -----------   -----------    -----------    -----------
Total increase in net assets............................        28,930,707    26,837,847     86,587,738     50,573,333
Net assets:
    Beginning of period.................................            25,000        25,000         25,000         25,000
                                                               -----------   -----------    -----------    -----------
    End of period (includes undistributed/(excess distributions
      of) net investment income of $0, $0, $839,554 and
      $(12,866), respectively)..........................       $28,955,707   $26,862,847    $86,612,738    $50,598,333
                                                               ===========   ===========    ===========    ===========
*Commencement of Operations.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NOTE 1 -- DESCRIPTION. IBJ FUNDS Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Bond Fund, IBJ Core Equity Fund and IBJ Growth and Income Fund, each with two (2) classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

     NOTE 2-- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

     (a) PORTFOLIO VALUATION. The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for the Money Market Fund and as of 4:15 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. Over the counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Money Market Fund uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of impact of fluctuating interest rates on the market value of the security.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

     (c) DISTRIBUTIONS TO SHAREHOLDERS. The Reserve Money Market Fund and Bond Fund each declare dividends from net investment income daily and distribute those dividends monthly. The Core Equity Fund will declare and pay dividends annually and the Growth and Income Fund declares and pays dividends quarterly. Distributions of net realized gains will be declared and paid annually by each Fund. Distributions are recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     (e) ORGANIZATION EXPENSES. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds, which were purchased by Furman Selz Incorporated ("Furman Selz"), are redeemed, the appropriate Fund will be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


     (f) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.


     NOTE 3 -- INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH AFFILIATES. IBJ Schroder Bank & Trust Company ("IBJS") (the "Adviser") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. For the advisory services it provides to the Funds, IBJS receives fees based on average daily net assets up to the following annualized rates: Reserve Money Market Fund, 0.35%; Bond Fund, 0.50%; Core Equity Fund, 0.60%; and Growth and
Income Fund, 0.60%. For the period ended November 30, 1995, the Adviser earned fees of $74,958, $96,897, $387,797 and $214,009 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. The Adviser has voluntarily waived fees of $11,703, $19,383, $64,441 and $35,817 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund, and Growth and Income Fund, respectively.

     The Funds have also entered into an Administrative Service Contract with Furman Selz (the "Administrator") pursuant to which Furman Selz provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, Furman Selz receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For Administrative Services provided, Furman Selz earned fees of $31,630, $29,070, $97,007 and $53,463 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Services Agreement between the Trust and the Administrator, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year per fund plus out of pocket expenses. For the period ended November 30, 1995, Furman Selz earned Transfer Agency fees of $2,958, $2,567, $2,215 and $2,125 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses. For the period ended November 30, 1995, Furman Selz earned Fund Accounting fees and expenses of $26,667, $30,757, $27,854 and $40,164 for the Reserve Money Market Fund, Bond Fund, Core Equity Fund and Growth and Income Fund, respectively.

     The Adviser has voluntarily agreed to cap the expense ratio for the Reserve Money Market Fund at 0.64%. In order to maintain this ratio the Adviser has agreed to reimburse $46,886 to the Fund.

     Certain of the states in which the shares of the Funds are qualified for sale impose limitations on the expenses of funds. If, in any fiscal year, the total expenses of the Fund (excluding taxes, interest, distribution expenses, brokerage commissions, certain portfolio transaction expenses, other expenses which are capitalized in accordance with generally accepted accounting

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

principles and extraordinary expenses, but including advisory and administrative services fees) exceed the expense limitation applicable to the Funds imposed by the securities regulation of any state, the Adviser will pay or reimburse the Funds to the extent of advisory fees earned. No such amounts were required to be reimbursed for the current period.
     The Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund of the Trust. There are no fees or expenses chargeable to the Trust under the Plan and the Trust's Board of Trustees has adopted the Plan in case certain expenses of the Trust might be considered to constitute indirect payments by the Trust of distribution expenses. IBJ Funds Distributor, Inc. (the "Distributor"), an affiliate of Furman Selz serves as the exclusive Distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

     NOTE 4 -- SECURITIES TRANSACTIONS.
     (a) PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended November 30, 1995 were as follows:

                                                             COMMON STOCKS & BONDS           U.S. GOVERNMENT OBLIGATIONS
                                                        ------------------------------     ------------------------------
                                                          PURCHASES           SALES          PURCHASES           SALES
                                                         -----------       -----------     ------------       -----------
Bond Fund.........................................      $14,373,522       $ 3,259,270      $68,695,946       $55,361,447
Core Equity Fund..................................       92,741,272        27,606,488                0                 0
Growth and Income Fund............................       38,786,295         8,978,221       30,041,652        19,210,190

     (b)  FEDERAL  INCOME  TAX  BASIS.   Gross   unrealized   appreciation   and
depreciation on investment securities at November 30, 1995, based on cost for Federal income tax purposes, is as follows:

                                                                                                            NET
                                                               GROSS                 GROSS              UNREALIZED
                                                            UNREALIZED            UNREALIZED           APPRECIATION/
                                                           APPRECIATION          DEPRECIATION         (DEPRECIATION)
                                                            -----------           -----------           -----------
Bond Fund................................................ .$    722,917           $    (812)           $   722,105
Core Equity Fund..........................................   16,383,782             (46,319)            16,337,463
Growth and Income Fund....................................    5,754,555             (25,040)             5,729,515


IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     NOTE 5 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:


                                                                  FOR THE PERIOD FEBRUARY 1, 1995* TO NOVEMBER 30, 1995
                                                             -----------------------------------------------------------
                                                                 RESERVE                                     GROWTH AND
                                                              MONEY MARKET        BOND        CORE EQUITY      INCOME
                                                                  FUND            FUND           FUND           FUND
                                                              ------------     ----------     ----------     ----------
PREMIUM CLASS
Shares at beginning of period.............................          12,500          1,250          1,250          1,250
                                                               -----------      ---------      ---------      ---------
Shares sold...............................................              60              6              6              6
Shares issued in reinvestment of dividends from net
   investment income......................................             564             59              0             31
                                                               -----------      ---------      ---------      ---------
Net increase in shares....................................             624             65              6             37
                                                               -----------      ---------      ---------      ---------
Shares at end of period...................................          13,124          1,315          1,256          1,287
                                                               ===========      =========      =========      =========

SERVICE CLASS
Shares at beginning of period.............................          12,500          1,250          1,250          1,250
                                                               -----------      ---------      ---------      ---------
Shares sold...............................................      66,759,082      2,930,127      8,685,326      4,761,936
Shares issued in reinvestment of dividends from net
   investment income......................................       1,126,542        103,626              0         98,242
Shares redeemed...........................................     (38,952,607)      (529,672)    (2,011,286)      (569,334)
                                                               -----------      ---------      ---------      ---------
Net increase in shares....................................      28,933,017      2,504,081      6,674,040      4,290,844
                                                               -----------      ---------      ---------      ---------
Shares at end of period...................................      28,945,517      2,505,331      6,675,290      4,292,094
                                                               ===========      =========      =========      =========
*Commencement of Operations.


IBJ FUNDS Trust
FINANCIAL HIGHLIGHTS
FOR THE PERIOD FEBRUARY 1, 1995 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1995
---------------------------------------------------------------------------------

                                           RESERVE MONEY                                                 GROWTH AND
                                            MARKET FUND           BOND FUND       CORE EQUITY FUND       INCOME FUND
                                        ------------------   ------------------  ------------------  ------------------
                                         PREMIUM   SERVICE    PREMIUM  SERVICE    PREMIUM  SERVICE   PREMIUM  SERVICE
                                          CLASS     CLASS      CLASS    CLASS      CLASS    CLASS     CLASS    CLASS
                                         -------   -------    -------  -------    -------  -------   -------  -------
Net Asset Value, Beginning of Period...  $ 1.00    $ 1.00     $10.00    $10.00     $10.00 $  10.00   $10.00  $  10.00
                                         ------    ------     ------   -------     ------  -------   ------   -------
Income from Investment Operations:
    Net investment income..............    0.04      0.04       0.48      0.48       0.13     0.13     0.27      0.31
    Net realized and unrealized gain/
      (loss) on investments............    0 00      0.00       0.72      0.72       2.84     2.84     1.79      1.79
                                         ------    ------     ------   -------     ------  -------   ------   -------
    Total from Investment Operations...    0.04      0.04       1.20      1.20       2.97     2.97     2.06      2.10
                                         ------    ------     ------   -------     ------  -------   ------   -------
Less Distributions:
    Dividends from net investment income  (0.04)    (0.04)     (0.48)    (0.48)      0.00     0.00    (0.28)    (0.3)
                                         ------    ------     ------   -------     ------  -------   ------   -------
Net Asset Value, End of Period.........  $ 1.00    $ 1.00     $10.72   $ 10.72     $12.97  $ 12.97   $11.78   $ 11.79
                                         ======    ======     ======   =======     ======  =======   ======   =======
Total Return...........................    4.55%     4.55%     12.28%    12.28%     29.70%   29.70%   20.72%    20.82%
Net Assets, End of Period (in thousands)    $13    $28,943       $14    $26,849      $16   $86,596      $15   $50,583
Ratios to average net assets of:
    Net investment income..............    5.35%*    5.35%*     5.59%*    5.59%*     1.30%*   1.29%*   3.04%*    3.04%*
    Expenses before waivers/reimbursements 0.92    %*0.92     %*1.22    %*1.22     %*0.99   %*0.99   %*1.14    %*1.15  %*
    Expenses net waivers/reimbursements    0.64    %*0.64     %*1.12    %*1.12     %*0.89   %*0.89   %*1.04    %*1.05  %*
Portfolio Turnover Rate................     N/A       N/A        297%      297%        37%      37%      78%       78%
------------------
+ Per share amounts based on the average number of shares outstanding during the period February 1, 1995 (Commencement of Operations) to November 30, 1995.
* Annualized.

                See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Trustees of IBJ Funds Trust:

     We have audited the accompanying statement of assets and liabilities of IBJ Funds Trust, comprised of the IBJ Reserve Money Market Fund, IBJ Bond Fund, IBJ Core Equity Fund and IBJ Growth and Income Fund, including the portfolios of investments, as of November 30, 1995, and the related statements of operations, changes in net assets and the financial highlights for the period February 1, 1995 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting IBJ Funds Trust as of November 30, 1995, the results of their operations, the changes in their net assets and their financial highlights for the period February 1, 1995 (commencement of operations) to November 30, 1995, in conformity with generally accepted accounting principles.

                                        Coopers & Lybrand L.L.P.

New York, New York
January 12, 1996

                            PART C. OTHER INFORMATION


Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      (1)    Financial Statements included in Part A of this
                         Registration Statement: Financial Highlights

                  (2) Financial Statements included in Part B of this Registration Statement:

                         Statement of Assets and Liabilities at
                         November 30, 1995

                         Statement of Operations for the period
                         February 1, 1995 (commencement of operations) to November 30, 1995

                         Statement  of  Changes  in Net  Assets for the
                         period  February  1,  1995   (commencement  of
                         operations) to November 30, 1995

                         Notes to Financial Statements

                         Financial Highlights for the period February
                         1, 1995 (commencement of operations) to
                         November 30, 1995

         (b)      EXHIBITS

                  (1)    Trust Instrument.

                  (2)    Bylaws of Registrant.

                  (3)    None.

                  (4)    None.

                  (5)(a) Form of Master Investment Advisory Contract and
                         Supplements between Registrant and IBJ
                         Schroder Bank & Trust Company.

                  (5)(b) Form of Master Administration Contract and Supplements
                         between Registrant and Furman Selz
                         Incorporated.

                  (6) Form of Master Distribution Contract and Supplements between Registrant and IBJ Funds
                         Distributor, Incorporated.

                  (7)    None.

                  (8) Form of Custodian Contract between Registrant and IBJ Schroder Bank & Trust Company.

                  (9)(a) Form of Transfer Agency and Service Agreement between
                         Registrant and Furman Selz Incorporated.

                  (10) Opinion and Consent of Baker & McKenzie, counsel to Registrant.

                  (11) Consent of Coopers & Lybrand L.L.P. Independent Accountants.

                  (12)   None.

                  (13)   Subscription Agreement.

                  (14)   None.

                  (15)   None.

                  (16) Schedule of Computation of Performance Calculation. (to be filed by Amendment)

                  (18)   Form of Rule 18f-3 Plan

                  (27)   Financial Data Schedule

                   OTHER EXHIBITS

                  (99)   Power of Attorney

Item 25.          Persons Controlled by or under Common Control with REGISTRANT.

                  None.


Item 26.          NUMBER OF HOLDERS OF SECURITIES AT MARCH 4, 1996
                  ------------------------------------------------


                  Reserve Money Market Fund                                 111
                  Bond Fund                                                  39
                  Core Equity Fund                                           64
                  Growth and Income Fund                                     32


Item 27.          INDEMNIFICATION.

                  As  permitted  by  Section  17(h)  and  (i) of the  Investment
Company Act of 1940 (the "1940 Act") and pursuant to Article [X] of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract between Registrant and IBJ Schroder Bank & Trust Company (Exhibit 5(a) to this Registration Statement), and Section 9 of the Master Distribution Contract between Registrant and IBJ Funds Distributor Inc. (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract between Registrant and IBJ Schroder Bank & Trust Company and Section 9 of the Master Distribution Contract between Registrant and IBJ Funds Distributor Inc. limit the liability of IBJ Schroder Bank & Trust Company and IBJ Funds Distributor Incorporated liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpreta tions of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28.          BUSINESS AND OTHER CONNECTIONS OF IBJ SCHRODER BANK & TRUST
                  COMPANY

                  IBJ Schroder Bank & Trust Company is a subsidiary of The Industrial Bank of Japan, Limited, a bank holding company headquartered in Japan. IBJ Schroder Bank & Trust Company provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust.

                  The executive officers of IBJ Schroder Bank & Trust Company and The Industrial Bank of Japan, Limited and such executive officers' positions during the past five years are as follows:

                  NAME                        POSITION AND OFFICES

IBJ SCHRODER BANK & TRUST COMPANY

Donald H. McCree, Jr.                     President and Chief Executive
                                          Officer

Alva O. Way                               Chairman

Eisuke Kano                               Vice Chairman

Dennis  Buchert                           Executive Vice President and Chief
                                          Banking Officer


THE INDUSTRIAL BANK OF JAPAN

Yoh Kurosawa                             President
Masao Nishimura                          Deputy President
Kunio Seiki                              Deputy President


Item 29.          PRINCIPAL UNDERWRITER

                  (a) The principal underwriter is IBJ Funds Distributor,  Inc.

                  (b) Officers and Directors

                                                     POSITIONS AND
NAME AND PRINCIPAL        POSITIONS AND OFFICES      OFFICES WITH
BUSINESS ADDRESS*         WITH REGISTRANT            UNDERWRITER
-----------------         ---------------            -----------
Robert Hering             None                       President
Michael C. Petrycki       None                       Vice President and
                                                     Director
Gordon Forrester          Vice President and         Vice President
                          Treasurer
Lawrence Wagner                                      Vice President and
                                                     Chief Financial
                                                     Officer
Steven D. Blecher         None                       Vice President,
                                                     Secretary, and
                                                     Treasurer
Elizabeth Q. Solazzo      None                       Assistant Secretary
Thalia M. Cody            None                       Assistant Secretary

           (c)     Not applicable.

Item 30.   LOCATION OF ACCOUNTS AND RECORDS

           All accounts,  books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of Furman Selz LLC.


Item 31.   MANAGEMENT SERVICES

           Not applicable.


-------------------------

* 230 Park  Avenue,13th Floor, New York, New York  10169.

Item 32.          UNDERTAKINGS.

                  (a) Registrant undertakes to call a meeting of share holders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                  (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                  (c)      Inapplicable

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on March 27, 1996.

                                                IBJ FUNDS TRUST



                                                By:/s/ JOHN J. PILEGGI
                                                   John J. Pileggi, President


                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE           TITLE                             DATE



/s/JOHN J. PILEGGI
_____________________    President and
John J. Pileggi          Trustee                      March 27, 1996




/s/ROBERT H. DUNKER
_____________________
Robert H. Dunker         Trustee                      March 27, 1996




*STEPHEN V.R. GOODHUE
_____________________
Stephen V.R. Goodhue     Trustee                      March 27, 1996




*EDWARD F. RYAN
_____________________
Edward F. Ryan           Trustee                      March 27, 1996




*GEORGE STEWART
_____________________
George Stewart           Trustee                      March 27, 1996




By:/s/JOHN J. PILEGGI
   __________________
   *John J. Pileggi
    Attorney-in-Fact



----------------------------
*Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1.

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       to

                        POST-EFFECTIVE AMENDMENT NO. 2 TO

                                    FORM N-1A
                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                                       AND

                       THE INVESTMENT COMPANY ACT OF 1940



--------------------------------------------------------------------------------


                                 IBJ FUNDS TRUST

                                  EXHIBIT INDEX



EXHIBIT
NUMBER                          DOCUMENT

                  (1)    Trust Instrument.

                  (2)    Bylaws of Registrant.

                  (5)(a) Form of Master Investment Advisory Contract and
                         Supplements between Registrant and IBJ Schroder Bank & Trust Company.

                  (5)(b) Form of Master Administration Contract and Supplements
                         between Registrant and Furman Selz Incorporated.

                  (6) Form of Master Distribution Contract and Supplements between Registrant and IBJ Funds Distributor Incorporated.

                  (8) Form of Custodian Contract between Registrant and IBJ Schroder Bank & Trust Company.

                  (9)(a) Form of Transfer Agency and Service Agreement between
                         Registrant and Furman Selz Incorporated.

                 (10) Opinion and Consent of Baker & McKenzie, counsel to Registrant.

                 (11)    Consent of Coopers & Lybrand L.L.P. Independent
                         Accountants.

                 (13)    Subscription Agreement.

                 (16) Schedule of Computation of Performance Calculation. (to be filed by Amendment)

                 (18)    Form of Rule 18f-3 Plan

                 (27)    Financial Data Schedule

                  OTHER EXHIBITS

                 (99)    Power of Attorney